    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION DECEMBER 9, 1996.

                                                               File Nos. 2-28719
                                                                    and 811-1633

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.
  Post-Effective Amendment No.  46

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.  25


              KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC.
               (Exact name of Registrant as specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
              (Address of Principal Executive Offices) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (617) 338-3200

   Rosemary D. Van Antwerp, Esq., 200 Berkeley Street, Boston, MA 02116-5034
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

[ ] immediately upon filing pursuant to paragraph (b)
[X] on December 10, 1996 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of its securities under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's fiscal year ended September 30, 1996 was filed November 27, 1996.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                   Proposed        Proposed
Title of                           Maximum         Maximum
Securities        Amount           Offering        Aggregate     Amount of
Being             Being            Price Per       Offering      Registration
Registered        Registered       Unit*           Price**       Fee
--------------------------------------------------------------------------------
Shares of
$1.00 Par         2,028,832         $25.12         $329,976      $100
Value
--------------------------------------------------------------------------------

 *Computed under Rule 457(d) on the basis of the offering price per share at the close of business on November 26, 1996.

**The  calculation of the maximum  aggregate  offering price is made pursuant to
  Rule 24e-2 under the Investment Company Act of 1940. 2,015,696 shares of the Fund were redeemed during its fiscal year ended September 30, 1996. Of such shares, none were used for a reduction pursuant to Rule 24f-2 during the current year.

              KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC.

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 46
                                       to
                             REGISTRATION STATEMENT

     This  Post-Effective   Amendment  No.  46  to  Registration  Statement  No.
2-28719/811-1633 consists of the following pages, items of information, and documents:

                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet


                                     PART A

                                   Prospectus


                                     PART B

                       Statement of Additional Information


                                     PART C

                PART C - OTHER INFORMATION - ITEM 24(a) and (b)

                              Financial Statements

                          Independent Auditors' Report

                               Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - AND SIGNATURE PAGES

                         Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Advisers

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                     Exhibits (including Powers of Attorney)

              KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC.

Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.

Items in
Part A of
Form N-1A       Prospectus Caption
---------       ------------------

    1           Cover Page

    2           Fee Table

    3           Financial Highlights

    4           Cover Page
                The Fund
                Investment Objective and Policies
                Investment Restrictions
                Risk Factors
                Additional Investment Information

    5           Fund Management and Expenses
                Additional Information

    5A          Not applicable

    6           The Fund
                Dividends and Taxes
                Alternative Sales Options
                Fund Shares

    7           How to Buy Shares
                Distribution Plans
                Contingent Deferred Sales Charge and
                  Waiver of Sales Charge
                Shareholder Services
                Pricing Shares

    8           How to Redeem Shares

    9           Not Applicable

Items in
Part B of
Form N-1A       Statement of Additional Information Caption
---------       -------------------------------------------

   10           Cover Page

   11           Table of Contents

   12           Not applicable

   13           Investment Methods
                Investment Restrictions
                Brokerage
                Appendix

   14           Directors and Officers
                Investment Management

   15           Additional Information

   16           Investment Management
                Principal Underwriter
                Distribution Plans
                Sales Charges
                Additional Information

   17           Brokerage

   18           Capital Stock

   19           Valuation of Securities
                Distribution Plans

   20           Distributions and Taxes

   21           Principal Underwriter

   22           Standardized Total Return and Yield Quotations

   23           Financial Statements

              KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC.


                                     PART A


                                   PROSPECTUS

KEYSTONE AMERICA HARTWELL
EMERGING GROWTH FUND, INC.
PROSPECTUS DECEMBER 10, 1996


  Keystone America Hartwell Emerging Growth Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company, commonly known as a mutual fund.

  The Fund's investment objective is capital appreciation. The Fund pursues this objective by investing primarily in small and medium-sized companies in a relatively early stage of development that are principally traded in the over-the-counter market.


  The Fund offers Class A, B and C shares. Information on share classes and their fee and sales charge structures may be found in the "Fee Table," "Alternative Sales Options," "Contingent Deferred Sales Charge and Waiver of Sales Charges," "Distribution Plans" and "Fund Shares" sections of this prospectus.


  This prospectus concisely states information about the Fund that you should know before investing. Please read it and retain it for future reference.


  Additional information about the Fund is contained in a statement of additional information dated December 10, 1996, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number provided on this page.


KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC.
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116-5034
CALL TOLL FREE 1-800-343-2898

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


TABLE OF CONTENTS
                                                                          Page
Fee Table                                                                    2
Financial Highlights                                                         3
The Fund                                                                     6
Investment Objective and Policies                                            6
Investment Restrictions                                                      7
Risk Factors                                                                 7
Pricing Shares                                                               8
Dividends and Taxes                                                          9
Fund Management and Expenses                                                 9
How to Buy Shares                                                           12
Alternative Sales Options                                                   13
Contingent Deferred Sales Charge and
  Waiver of Sales Charges                                                   17
Distribution Plans                                                          18
How to Redeem Shares                                                        19
Shareholder Services                                                        21
Performance Data                                                            23
Fund Shares                                                                 23
Additional Information                                                      23
Additional Investment Information                                          (i)
Exhibit A                                                                  A-1


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  FEE TABLE

             KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC.

    The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in each class will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Distribution Plans"; and "Shareholder Services."


                                                       CLASS A SHARES          CLASS B SHARES           CLASS C SHARES
                                                          FRONT-END               BACK-END                LEVEL LOAD
SHAREHOLDER TRANSACTION EXPENSES                         LOAD OPTION           LOAD OPTION(1)             OPTION(2)
                                                          ---------              ---------               ---------
Maximum Sales Load Imposed on Purchases ...........      5.75%(3)         None                      None
  (as a percentage of offering price)
Deferred Sales Load ...............................      0.00%(4)         5.00% in the first year   1.00% in the first
  (as a percentage of the lesser of original                              declining to 1.00% in     year and 0.00%
  purchase price or redemption proceeds, as                               the sixth year and        thereafter
  applicable)                                                             0.00% thereafter
Exchange Fee (per exchange)(5) ....................      $10.00           $10.00                    $10.00
ANNUAL FUND OPERATING EXPENSES(6)
  (as a percentage of average net assets)
Management Fees ...................................      0.99%(7)         0.99%(7)                  0.99%(7)
12b-1 Fees ........................................      0.20%            1.00%(8)                  1.00%(8)
Other Expenses ....................................      0.47%            0.47%                     0.47%
                                                         ----             ----                      ----
Total Fund Operating Expenses .....................      1.66%            2.46%                     2.46%
                                                         ====             ====                      ====
EXAMPLES(9)                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                                  ------       -------      -------     --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each period:
    Class A ...................................................................     $73         $107         $143         $243
    Class B ...................................................................     $75         $107         $151         $260
    Class C ...................................................................     $35         $ 77         $131         $280
You would pay the following expenses on the same investment, assuming no redemption at the end of each period:
    Class A ...................................................................     $73         $107         $143         $243
    Class B ...................................................................     $25         $ 77         $131         $260
    Class C ...................................................................     $25         $ 77         $131         $280
AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------
(1) Class B shares purchased on or after June 1, 1995 convert tax free to Class A shares after eight years. See "Class B Shares"
    for more information.
(2) Class C shares are available only through broker-dealers who have entered into special distribution agreements with Keystone
    Investment Distributors Company, the Fund's principal underwriter.
(3) The sales charge applied to purchases of Class A shares declines as the amount invested increases. See "Class A Shares."
(4) Purchases of Class A shares in the amount of $1,000,000 or more and/or purchases made by certain qualifying retirement or other plans are not subject to a sales charge, but may be subject to a contingent deferred sales charge. See the "Class A
    Shares" and "Contingent Deferred Sales Charge and Waiver of Sales Charges" sections of this prospectus for an explanation of the charge.
(5) There is no fee for exchange orders received by the Fund directly from a shareholder over the Keystone Automated Response Line
    ("KARL"). (For a description of KARL, see "Shareholder Services.")
(6) Expense ratios are for the year ended September 30, 1996. Total Fund Operating Expenses include indirectly paid expenses.
(7) The Fund pays a basic advisory fee which is subject to adjustment up or down by up to 1/2 of 1% of the average daily net asset value during the latest 12 months depending upon the performance of the Fund relative to the Standard and Poor's Index of 500 stocks. See "Fund Management and Expenses."
(8) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the
    National Association of Securities Dealers, Inc. ("NASD").
(9) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                             FINANCIAL HIGHLIGHTS

             KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC.


                                CLASS A SHARES
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

    The following table contains important financial information with respect to the Fund. The financial information for the fiscal years ended September 30, 1991 through September 30, 1996 have been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The financial information for the fiscal years ended September 30, 1987 through September 30, 1990 were audited by other auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report of KPMG Peat Marwick LLP, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                    YEAR ENDED SEPTEMBER 30,
                          --------------------------------------------------------------------------------------------------------
                            1996       1995       1994       1993       1992       1991       1990      1989      1988      1987
                            ----       ----       ----       ----       ----       ----       ----      ----      ----      ----
NET ASSET VALUE
  BEGINNING OF YEAR ....   $ 26.28    $ 21.41    $ 28.56    $ 20.80    $ 22.91    $ 14.13    $ 15.96   $ 11.56   $ 24.37   $ 14.94
                           -------    -------    -------    -------    -------    -------    -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss ....     (0.30)     (0.38)     (0.37)     (0.34)     (0.26)     (0.22)     (0.29)    (0.21)    (0.20)    (0.23)
Net gain (loss) on
  investments ..........      2.89       8.14      (4.43)      8.10       0.05       9.13      (1.45)     4.61     (6.03)     9.66
                           -------    -------    -------    -------    -------    -------    -------   -------   -------   -------
  Total from investment
    operations .........      2.59       7.76      (4.80)      7.76      (0.21)      8.91      (1.74)     4.40     (6.23)     9.43
                           -------    -------    -------    -------    -------    -------    -------   -------   -------   -------
LESS DISTRIBUTIONS FROM
Net realized gain on
  investments ..........     (0.25)     (2.89)     (2.35)         0      (1.90)     (0.13)     (0.09)        0     (6.58)        0
                           -------    -------    -------    -------    -------    -------    -------   -------   -------   -------
  Total distributions ..     (0.25)     (2.89)     (2.35)         0      (1.90)     (0.13)     (0.09)        0     (6.58)        0
                           -------    -------    -------    -------    -------    -------    -------   -------   -------   -------
NET ASSET VALUE END OF
  YEAR .................   $ 28.62    $ 26.28    $ 21.41    $ 28.56    $ 20.80    $ 22.91    $ 14.13   $ 15.96   $ 11.56   $ 24.37
                           =======    =======    =======    =======    =======    =======    =======   =======   =======   =======
TOTAL RETURN(A) ........     9.96%     37.20%    (17.86%)    37.31%     (1.12%)    63.51%    (10.95%)   38.06%   (16.40%)   63.12%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses .......     1.66%(b)   1.81%(b)   1.80%      1.60%      1.63%      1.70%      2.50%     2.40%     2.40%     1.90%
  Net investment loss ..    (1.10%)    (1.58%)    (1.62%)    (1.34%)    (1.18%)    (1.18%)    (1.80%)   (1.60%)   (1.70%)   (1.20%)
Portfolio turnover rate       134%       164%       156%       155%       152%       137%        96%      136%      110%      224%
Average commission rate
  paid .................   $0.0453        N/A        N/A        N/A        N/A        N/A        N/A       N/A       N/A       N/A
NET ASSETS END OF YEAR
  (THOUSANDS) ..........   $89,726   $111,791   $120,689   $195,708   $152,714    $72,602    $21,855   $25,131   $23,596   $41,440

Per share calculations based on weighted average shares outstanding.
(a) Excluding applicable sales charges.
(b) The ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 1.64% and 1.78% for the years ended September 30, 1996 and 1995, respectively.

                             FINANCIAL HIGHLIGHTS

             KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC.


                                CLASS B SHARES
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

    The following table contains important financial information with respect to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                                          AUGUST 2, 1993
                                             YEAR ENDED SEPTEMBER 30,                    (DATE OF INITIAL
                                      ---------------------------------------            PUBLIC OFFERING)
                                       1996            1995             1994           TO SEPTEMBER 30, 1993
                                       ----            ----             ----           ---------------------
NET ASSET VALUE BEGINNING OF YEAR     $25.69          $21.22           $28.56                  $26.69
                                      ------          ------           ------                  ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss ............       (0.49)          (0.56)           (0.49)                  (0.05)
Net gain (loss) on investments .        2.78            7.92            (4.50)                   1.92
                                      ------          ------           ------                  ------
  Total from investment
    operations .................        2.29            7.36            (4.99)                   1.87
                                      ------          ------           ------                  ------
LESS DISTRIBUTIONS FROM
Net realized gain on investments       (0.25)          (2.89)           (2.35)                      0
                                      ------          ------           ------                  ------
  Total distributions ..........       (0.25)          (2.89)           (2.35)                      0
                                      ------          ------           ------                  ------
NET ASSET VALUE END OF YEAR ....      $27.73          $25.69           $21.22                  $28.56
                                      ======          ======           ======                  ======
TOTAL RETURN(A) ................        9.01%          35.61%          (18.58%)                  7.01%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses ...............        2.46%(c)        2.58%(c)         2.49%                   3.70%(b)
  Net investment loss ..........       (1.89%)         (2.34%)          (2.27%)                 (3.42%)(b)
Portfolio turnover rate ........         134%            164%             156%                    155%
Average commission rate paid ...      $0.0453             N/A              N/A                     N/A
NET ASSETS END OF YEAR
  (THOUSANDS) ..................      $6,953          $6,970           $3,801                  $  823

Per share calculations based on weighted average shares outstanding.
(a) Excluding applicable sales charges.
(b) Annualized.
(c) The ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 2.43% and 2.55% for the years ended September 30, 1996 and 1995, respectively.

                             FINANCIAL HIGHLIGHTS

             KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC.


                                CLASS C SHARES
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

    The following table contains significant financial information with respect to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                                          AUGUST 2, 1993
                                             YEAR ENDED SEPTEMBER 30,                    (DATE OF INITIAL
                                      ---------------------------------------            PUBLIC OFFERING)
                                       1996            1995             1994           TO SEPTEMBER 30, 1993
                                       ----            ----             ----           ---------------------
NET ASSET VALUE BEGINNING OF YEAR     $25.80          $21.26           $28.56                  $26.69
                                      ------          ------           ------                  ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss ............       (0.50)          (0.56)           (0.47)                  (0.08)
Net gain (loss) on investments .        2.84            7.99            (4.48)                   1.95
                                      ------          ------           ------                  ------
  Total from investment
    operations .................        2.34            7.43            (4.95)                   1.87
                                      ------          ------           ------                  ------
LESS DISTRIBUTIONS FROM
Net realized gain on investments       (0.25)          (2.89)           (2.35)                      0
                                      ------          ------           ------                  ------
  Total distributions ..........       (0.25)          (2.89)           (2.35)                      0
                                      ------          ------           ------                  ------
NET ASSET VALUE END OF YEAR ....      $27.89          $25.80           $21.26                  $28.56
                                      ======          ======           ======                  ======
TOTAL RETURN(A) ................        9.17%          35.89%          (18.42%)                  7.01%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses ...............        2.46%(c)        2.58%(c)         2.47%                   3.09%(b)
  Net investment loss ..........       (1.90%)         (2.37%)          (2.25%)                 (2.80%)(b)
Portfolio turnover rate ........         134%            164%             156%                    155%
Average commission rate paid ...      $0.0453             N/A              N/A                     N/A
NET ASSETS END OF YEAR
  (THOUSANDS) ..................      $2,368          $2,400           $1,679                  $  297

Per share calculations based on weighted average shares outstanding.
(a) Excluding applicable sales charges.
(b) Annualized.
(c) The ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 2.43% and 2.55% for the years ended September 30, 1996 and 1995, respectively.


THE FUND
  The Fund is a non-diversified, open-end management investment company, commonly known as a mutual fund. The Fund was incorporated in New York on April 8, 1968 and began operations on September 10, 1968. The Fund is one of more than 30 funds managed or advised by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser. Keystone has retained the services of J.M. Hartwell Limited Partnership ("Hartwell") to provide the Fund with subadvisory services, subject to the supervision of the Fund's Board of Directors and Keystone.

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
  The investment objective of the Fund is capital appreciation.

  The Fund's investment objective is not fundamental and may be changed without the vote of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940 ("1940 Act") which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares). If the Fund's investment objective is changed and a shareholder determines that the Fund is no longer an appropriate investment, the shareholder may redeem his shares, but may be subject to a contingent deferred sales charge upon redemption.

  Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENTS
  In seeking to achieve its investment objective, the Fund's investment advisers select for investment not only those few companies whose unique characteristics or proprietary advantages, they believe, offer the best prospects for well above average increases in revenues and earnings, but also those companies that tend to be grouped in industries that, from time to time, are judged to be less likely to be affected by the business cycle and to have strong prospects for revenue growth. The Fund's advisers continuously monitor these companies and their industries to make certain the companies retain the characteristics that led to their selection in the first place.


  The Fund seeks to achieve its objective through a program based on substantially full investment in equity securities of companies in a relatively early stage of development that are principally traded in the over-the-counter ("OTC") market (emerging growth companies). Such emerging growth companies are small to medium-sized companies (generally under $500 million in market capitalization) that the Fund's advisers believe have strong potential for (1) earnings growth over time that is well above the growth rate of the economy and
(2) becoming more widely recognized as growth companies.

  Under normal conditions, at least 65% of the value of the Fund's assets will be invested in common stocks and other securities convertible into or exchangeable for common stocks of emerging growth companies. The percentage of assets invested in such issues may exceed 90% under favorable conditions.


OTHER ELIGIBLE INVESTMENTS
  While it is anticipated that equity securities will constitute all or most of the Fund's investment portfolio, the Fund may also invest in convertible preferred stocks and debt securities when it appears desirable in light of the Fund's objective.

  Although it is not the policy of the Fund to invest in securities of companies with no operating history, as much as 10% of the value of the Fund's net assets may be invested in securities of companies with an operating history of less than three years (unseasoned companies). Furthermore, investments in the securities of unseasoned companies may involve an even greater degree of risk than investments in securities of companies with longer operating histories.

  In addition, in pursuing its objective, the Fund may also invest in foreign securities and American Depository Receipts whose underlying securities are issued by issuers located in developed countries as well as emerging markets countries. For this purpose, countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined, from time to time, by the International Bank for Reconstruction and Development (World Bank).


  When, in the judgment of the Fund's advisers, a defensive or conservative posture is appropriate, the Fund may hold a portion of its assets in short-term U.S. Government obligations, cash or cash equivalents. The adoption of such defensive or conservative positions does not constitute a change in the Fund's investment objective.


  The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities on its books and (2) limiting its holdings of such securities to 15% of total assets.


  The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Directors has adopted guidelines and procedures pursuant to which the liquidity of the Fund's Rule 144A securities is determined by Keystone and the Board of Directors monitors Keystone's implementation of such guidelines and procedures.

  At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Directors will consider what action, if any, is appropriate.

  The Fund may enter into repurchase agreements for the purpose of investing cash balances held by the Fund.


  For further information about the types of investments and investment techniques available to the Fund, and the associated risks, see the "Risk Factors" and "Additional Investment Information" sections of this prospectus and the statement of additional information.

INVESTMENT RESTRICTIONS
  The Fund has adopted the fundamental restriction summarized below, which may not be changed without the approval of a 1940 majority of the Fund's outstanding shares. This restriction and certain other fundamental and nonfundamental restrictions are set forth in the statement of additional information.

  The Fund may not borrow, except from banks for temporary, extraordinary emergency purposes not in excess of 33 1/3% of its total assets.

RISK FACTORS
  Like any investment, your investment in the Fund involves an element of risk. Before you buy shares of the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses. YOU CAN LOSE MONEY BY INVESTING IN THE FUND. YOUR INVESTMENT IS NOT GUARANTEED. A DECREASE IN THE VALUE OF THE FUND'S PORTFOLIO SECURITIES CAN RESULT IN A DECREASE IN THE VALUE OF YOUR INVESTMENT.

  Certain risks related to the Fund are discussed below. In addition to the risks discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.

FUND RISKS
  The Fund is best suited to patient investors who can afford to maintain their investment over a relatively long period of time, and who are seeking a fund which is aggressive and has the potential for high returns. The Fund involves a high degree of risk and is not an appropriate investment for conservative investors who are seeking preservation of capital and/or income.

  The Fund, which is non-diversified, does not, by itself, constitute a balanced investment plan. The Fund may be appropriate as part of an overall investment program. Investors may wish to consult their financial advisers when considering what portion of their total assets to invest in such a non-diversified fund.

  Investing in a non-diversified fund, as opposed to a diversified fund, may result in a greater degree of exposure to the economic movements of the particular market sector in which the Fund invests.

  Investing in small to medium sized emerging growth companies involves greater risk than investing in larger established companies. The stock prices of emerging growth companies can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets, and financial and management resources.

  These and other factors may make small to medium sized companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small to medium sized companies may be thinly traded.


  A need for cash due to large liquidations from the Fund when the prices of emerging growth company stocks are declining could result in losses to the Fund.


PRICING SHARES
  The Fund computes its net asset value as of the close of trading (currently 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open. However, the Fund does not compute its net asset value on days when changes in the value of the Fund's portfolio securities do not affect the current net asset value of its shares. The Exchange currently is closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is arrived at by determining the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of its shares outstanding.

  Current values for the Fund's portfolio securities are determined as follows:

    1. securities traded on a national securities exchange or reported on the National Association of Securities Dealers Automated Quotation System (NASDAQ) National Market are valued at the last sales price, if a sale has occurred and if such price reflects fair value in the opinion of the Fund;

    2. securities traded on a national securities exchange or reported on the NASDAQ National Market for which no sale has occurred are valued at the mean of the closing bid and asked prices or at fair value, as determined in good faith by, or under the direction of, the Fund's Board of Directors;

    3. short-term instruments with mixed or remaining maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which approximates market value;

    4. short-term instruments with greater than sixty days to maturity are valued at current market value, or if quotations are not readily available, a fair value;

    5. other securities, including unlisted securities, for which prices are available are valued at the last reported bid price; and

    6. securities for which prices are unavailable, are valued at fair value, as determined in good faith by, or under the direction of, the Fund's Board of Directors.

DIVIDENDS AND TAXES
  The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending October 31 of such calendar year.

  If the Fund qualifies and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Fund will make distributions from its net investment income and net capital gains, if any, annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.

  Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those expenses attributable to Class A shares and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

  Dividends and distributions are taxable whether they are received in cash or in shares. Income dividends and net short-term gains dividends are taxable as ordinary income. Net long-term gains dividends are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received. Any taxable dividend declared in October, November, or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of the shareholder as if paid on December 31 of the year in which the dividend was declared. Dividends and distributions may also be subject to state and local taxes.

  The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.

FUND MANAGEMENT AND EXPENSES

BOARD OF DIRECTORS
  Subject to the authority of the Fund's Board of Directors, Keystone provides investment advice, management and administrative services to the Fund.

INVESTMENT ADVISER
  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"). Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  Keystone Investments is a private corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert
H. Elfner, III, Edward F. Godfrey, Ralph J. Spuehler, Jr. and Rosemary D. Van Antwerp. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone, its affiliates and the Keystone Investments Family of Funds.

  Pursuant to its Investment Management and Advisory Agreement with the Fund (the "Advisory Agreement"), Keystone provides investment advisory and management services to the Fund. Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund, provides all necessary office space, facilities, equipment and personnel and arranges at the request of the Fund for its employees to serve as officers or agents of the Fund.

  For services rendered under the Advisory Agreement, the Fund pays Keystone a basic monthly fee at the following annual rates of the Fund's average daily net asset value during the latest 12 months: 1% of such net assets up to and including $100,000,000; 0.90% of such net assets over $100,000,000 up to and including $200,000,000; 0.80% of such net assets over $200,000,000 up to and including $300,000,000; 0.70% of such net assets over $300,000,000 up to and including $400,000,000; and 0.65% of such net assets over $400,000,000.

  Under the Advisory Agreement, the basic management fee may be increased or decreased by an incentive adjustment of up to 1/2 of 1% of the average daily net asset value of the Fund during the latest 12 months. The incentive adjustment is based on the Fund's performance relative to the Standard and Poor's Index of 500 Stocks (S&P 500).

  A fee of 1% or more is higher than the fees paid by most other investment companies.

  The Advisory Agreement permits Keystone to enter into an agreement with Hartwell, under which Hartwell, as subadviser, may provide substantially all the advisory services to be provided by Keystone under the Advisory Agreement. Keystone may also delegate to Hartwell substantially all of its rights, duties and obligations to provide investment advisory services under the Advisory Agreement. Keystone has entered into such an agreement with Hartwell.

  The Advisory Agreement continues only if approved at least annually (i) by the Fund's Board of Directors or by a vote of a majority of the outstanding shares, and (ii) by the vote of a majority of the Fund's Independent Directors (Directors who are not interested persons, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Fund's Distribution Plans or any agreement related thereto) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Directors or by a vote of a majority of the outstanding Shares. The Advisory Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.


SUBADVISER
  Hartwell, the Fund's subadviser, located at 515 Madison Avenue, New York, New York 10022, is a majority-owned subsidiary of JMH Management Corporation.


  Under its SubInvestment Advisory Agreement with Keystone ("Subadvisory Agreement"), Hartwell provides the Fund and Keystone with investment research, advice, information and recommendations concerning securities to be acquired, held or sold by the Fund.

  For its services for each calendar month, Hartwell receives from Keystone, after calculation of the monthly fee due Keystone, 40% of Keystone's basic monthly management fee and 60% of Keystone's incentive adjustment, provided that Hartwell's total fee will always equal at least 25% of the combined total fee paid by the Fund. The Fund has no responsibility to pay Hartwell's fee.

  The Subadvisory Agreement continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding shares of the Fund. In either case, the terms of the Subadvisory Agreement and continuance thereof must be approved by the vote of a majority of Independent Directors in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement may be terminated at any time, without penalty, by the Fund's Board of Directors or a majority of the Fund's outstanding shares, on 60 days' written notice to Hartwell. The Subadvisory Agreement automatically terminates upon its "assignment" (as defined in the 1940 Act) by either party.

  For the fiscal year ended September 30, 1996, the Fund paid or accrued $1,066,413 in management fees, which represented 0.99% of the Fund's average daily net assets. Of such amount, $411,286 was paid or accrued to Hartwell.

  Keystone Investments has recently entered into an Agreement and Plan of Acquisition and Merger with First Union Corporation ("First Union"), pursuant to which Keystone Investments will be merged with and into a subsidiary of First Union National Bank of North Carolina ("FUNB-NC") (the "Merger"). The surviving corporation will assume the name "Keystone Investments, Inc." Subject to a number of conditions being met, it is currently anticipated that the Merger will take place on or around December 11, 1996. Thereafter, Keystone Investments, Inc. would be a subsidiary of FUNB-NC.

  If consummated, the proposed merger may be deemed to cause an assignment, within the meaning of the 1940 Act, of the Advisory Agreement and the Subadvisory Agreement. Consequently, the completion of the Merger is contingent upon, among other things, the approval of the Fund's shareholders of (i) a new investment advisory and management agreement between the Fund and Keystone and
(ii) a new subinvestment advisory agreement between Keystone and Hartwell (together, the "New Advisory Agreements"). The Fund's Directors have approved the terms of the New Advisory Agreements, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to obtain their approval of, among other things, the New Advisory Agreements. The meeting is expected to be held in December 1996. The proposed New Advisory Agreements have terms, including investment advisory fees payable thereunder, that are substantively identical to those in the current agreements.

  The proposed transaction may also be deemed to cause an assignment, as defined by the 1940 Act, of the Principal Underwriting Agreements between the Fund and the Fund's principal underwriter, Keystone Investment Distributors Company (the "Principal Underwriter"). As a result, the Fund's Directors have approved the following agreements, subject to the completion of the Merger: (i) a principal underwriting agreement between Evergreen Funds Distributor, Inc. ("EFD") and the Fund; (ii) a marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a sub-administration agreement between Keystone and Furman Selz LLC ("Furman Selz") with respect to the Fund. EFD is a wholly-owned subsidiary of Furman Selz. It is expected that on or about January 2, 1997, Furman Selz will transfer EFD, and Furman Selz's related services, to BISYS Group, Inc. ("BISYS") (the "Transfer"). The Fund's Directors have also approved, subject to completion of the Transfer: (i) a new principal underwriting agreement between EFD and the Fund; (ii) a new marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a subadministration agreement between the Keystone and BISYS with respect to the Fund. The terms of such agreements are substantively identical to the terms of the agreements to be executed upon completion of the Merger.

  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

PORTFOLIO MANAGER
  Adrian S. Dawes has been the Fund's portfolio manager since April 1996. Mr. Dawes is a Hartwell Vice President and Portfolio Manager and has 11 years of experience in growth stock investing.

FUND EXPENSES
  The Fund will pay all of its expenses. In addition to the investment advisory and management fees discussed above, the principal expenses that the Fund is expected to pay include, but are not limited to, fees of its Independent Directors; transfer, dividend disbursing and shareholder servicing agent expenses; custodian expenses; fees of its independent auditors and legal counsel to its Independent Directors; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. In addition, each class will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses. The Fund also pays its brokerage commissions, interest charges and taxes.

  For the fiscal year ended September 30, 1996, the Fund's Class A, Class B and Class C shares paid 1.66%, 2.46% and 2.46%, respectively, of their average net assets in expenses, including indirectly paid expenses.

  During the fiscal year ended September 30, 1996, the Fund paid or accrued $20,900 to Keystone Investments for certain accounting services. During the same period, the Fund paid or accrued $291,584 to Keystone Investor Resource Center, Inc. ("KIRC") for services rendered as the Fund's transfer agent and dividend disbursing agent. KIRC, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

SECURITIES TRANSACTIONS
  Under policies established by the Board of Directors, the Fund's advisers select broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, the advisers may consider the number of shares of the Fund sold by the broker-dealer. In addition, broker-dealers executing portfolio transactions, from time to time, may be affiliated with the Fund, Keystone, Hartwell, the Fund's principal underwriter, or their affiliates. The Fund may pay higher commissions to broker-dealers that provide research services. Keystone and/or Hartwell may use these services in advising the Fund as well as in advising their other clients.

PORTFOLIO TURNOVER
  The Fund's portfolio turnover rates for the fiscal years ended September 30, 1995 and 1996 were 164% and 134%, respectively. High portfolio turnover may involve correspondingly greater brokerage commissions and other transactions costs, which would be borne directly by the Fund, as well as additional realized gains and/or losses to shareholders.

  For further information about brokerage and distributions, see the statement of additional information.

HOW TO BUY SHARES
  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with the Principal Underwriter. The Principal Underwriter, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  In addition, you may open an account for the purchase of shares of the Fund by mailing to the Fund, c/o Keystone Investor Resource Center, Inc., P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. Subsequent investments in any amount may be made by check, by wiring Federal funds, by direct deposit or by an electronic funds transfer ("EFT").

  Orders for the purchase of shares of the Fund will be confirmed at the public offering price, which is equal to the net asset value per share next determined after receipt of the order in proper form by the Principal Underwriter (generally as of the close of the Exchange on that day) plus, in the case of Class A shares, the applicable sales charge. Orders received by broker-dealers or other firms prior to the close of the Exchange and received by the Principal Underwriter prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day.

  Orders for shares received other than as stated above will receive the public offering price, which is equal to the net asset value per share next determined (generally, the next business day's offering price) plus, in the case of Class A shares, the applicable sales charge.

  The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly.

  The initial purchase must be at least $1,000. There is no minimum amount for subsequent purchases.


  The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

  Shareholder inquiries should be directed to KIRC by calling toll free 1-800-343-2898 or writing to KIRC or to the firm from which you received this prospectus.


ALTERNATIVE SALES OPTIONS
  The Fund offers Class A, B and C shares:

CLASS A SHARES -- FRONT-END LOAD OPTION
  Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a deferred sales charge when they are redeemed except as follows: Class A shares purchased (1) in an amount equal to or exceeding $1,000,000 or (2) by a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan"), in either case without a front-end sales charge, will be subject to a contingent deferred sales charge (a "CDSC") for the 24-month period following the date of purchase.

CLASS B SHARES -- BACK-END LOAD OPTION
  Class B shares are sold without a sales charge at the time of purchase, but are, with certain exceptions, subject to a CDSC if they are redeemed. Class B shares purchased on or after June 1, 1995 are subject to a CDSC upon redemption during the 72-month period from and including the month of purchase. Class B shares purchased prior to June 1, 1995 are subject to a CDSC upon redemption during the four calendar years following purchase. Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years from and including the month of purchase will automatically convert to Class A shares without the imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will retain their existing conversion rights.

CLASS C SHARES -- LEVEL LOAD OPTION
  Class C shares are sold without a sales charge at the time of purchase, but are subject to a CDSC if they are redeemed within one year after the date of purchase. Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Principal Underwriter.

  Each class of shares, pursuant to its Distribution Plan or other plan, pays an annual service fee of 0.25% of the Fund's average daily net assets attributable to that class. In addition to the 0.25% service fee, the Class B and C Distribution Plans provide for the payment of an annual distribution fee of up to 0.75% of the average daily net assets attributable to their respective classes.

  Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares (in which case 100% of the purchase price is invested immediately) depending on the amount of the purchase and the intended length of investment.


  The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more and will not normally accept any purchase of Class C shares in the amount of $1,000,000 or more.

                ----------------------------------------------

CLASS A SHARES

  Class A shares are offered at net asset value plus an initial sales charge as follows:

                                                  AS A % OF      CONCESSION TO
                                      AS A % OF  NET AMOUNT  DEALERS AS A % OF
AMOUNT OF PURCHASE               OFFERING PRICE   INVESTED*     OFFERING PRICE
------------------------------------------------------------------------------
Less than $50,000 ...............         5.75%       6.10%              5.25%
$50,000 but less than $100,000 ..         4.75%       4.99%              4.25%
$100,000 but less than $250,000 .         3.75%       3.90%              3.25%
$250,000 but less than $500,000 .         2.50%       2.56%              2.25%
$500,000 but less than $1,000,000         1.50%       1.52%              1.50%

----------
 *Rounded to the nearest one-hundredth percent.


                ----------------------------------------------

  Purchases of the Fund's Class A shares in the amount of $1 million or more and/or purchases of Class A shares made by a Qualifying Plan or a tax sheltered annuity plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan") will be at net asset value without the imposition of a front-end sales charge (each such purchase, an "NAV Purchase").

  With respect to NAV Purchases, the Principal Underwriter will pay broker-dealers or others concessions based on (1) the investor's cumulative purchases during the one-year period beginning with the date of the initial NAV Purchase and (2) the investor's cumulative purchases during each subsequent one-year period beginning with the first NAV Purchase following the end of the prior period. For such purchases, concessions will be paid at the following rate: 1.00% of the investment amount up to $2,999,999; plus 0.50% of the investment amount between $3,000,000 and $4,999,999; plus 0.25% of the investment amount over $4,999,999.

  With the exception of Class A shares acquired by an Educational TSA Plan in an NAV Purchase, as described above, Class A shares acquired in an NAV Purchase are subject to a CDSC of 1.00% upon redemption during the 24-month period commencing on the date the shares were originally purchased. Class A shares acquired by an Educational TSA Plan in an NAV Purchase are not subject to a CDSC.

  The sales charge is paid to the Principal Underwriter, which in turn normally reallows a portion to your broker-dealer. In addition, your broker-dealer currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by such recipient and outstanding on the books of the Fund for specified periods.

  Upon written notice to broker-dealers with whom it has dealer agreements, the Principal Underwriter may reallow up to the full applicable sales charge.

  Initial sales charges may be eliminated for persons purchasing Class A shares that are offered in connection with certain fee based programs, such as wrap accounts sponsored or managed by broker-dealers, investment advisers or others who have entered into special agreements with the Principal Underwriter. Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Keystone America Funds. See Exhibit A to this prospectus.

  Upon prior notification to the Principal Underwriter, Class A shares may be purchased at net asset value by clients of registered representatives within six months after a change in the registered representative's employment, when the amount invested represents redemption proceeds from a registered open-end management investment company not distributed or managed by Keystone or its affiliates; and the shareholder either (1) paid a front-end sales charge, or (2) was at some time subject to, but did not actually pay, a CDSC with respect to the redemption proceeds.

  In addition, upon prior notification to the Principal Underwriter, Class A shares may be purchased at net asset value by clients of registered representatives within six months after the redemption of shares of any registered open-end investment company not distributed or managed by Keystone or its affiliates, when the amount invested represents redemption proceeds from such unrelated registered open-end investment company, and the shareholder either (1) paid a front-end sales charge, or (2) was at some time subject to, but did not actually pay, a CDSC with respect to the redemption proceeds. This special net asset value purchase is currently being offered on a calendar month-by-month basis and may be modified or terminated in the future.

CLASS A DISTRIBUTION PLAN
  The Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan") that provides for expenditures by the Fund, currently limited to 0.25% annually of the average daily net asset value of Class A shares, in connection with the distribution of Class A shares. Payments under the Class A Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers), as service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by the recipients and outstanding on the books of the Fund for specified periods.

CLASS B SHARES
  Class B shares are offered at net asset value, without an initial sales charge.

  With respect to Class B shares purchased on or after June 1, 1995, the Fund, with certain exceptions, imposes a CDSC in accordance with the following schedule:

                                                DEFERRED
                                                  SALES
                                                 CHARGE
REDEMPTION TIMING                                IMPOSED
-----------------                                -------
First twelve-month period ....................    5.00%
Second twelve-month period ...................    4.00%
Third twelve-month period ....................    3.00%
Fourth twelve-month period ...................    3.00%
Fifth twelve-month period ....................    2.00%
Sixth twelve-month period ....................    1.00%

No CDSC is imposed on amounts redeemed thereafter.

  With respect to Class B shares sold prior to June 1, 1995, the Fund, with certain exceptions, imposes a CDSC of 3.00% on shares redeemed during the calendar year of purchase and the first calendar year after the year of purchase; 2.00% on shares redeemed during the second calendar year after the year of purchase; and 1.00% on shares redeemed during the third calendar year after the year of purchase. No CDSC is imposed on amounts redeemed thereafter.

  When imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. The CDSC is retained by the Principal Underwriter. Amounts received by the Principal Underwriter under the Class B Distribution Plan are reduced by CDSCs retained by the Principal Underwriter. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

  Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years from and including the month of purchase will automatically convert to Class A shares (which are subject to a lower Distribution Plan charge) without imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will similarly convert to Class A shares at the end of seven calendar years after the year of purchase. Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to KIRC. The Class B shares so converted will no longer be subject to the higher distribution expenses and other expenses, if any, borne by Class B shares. Under current law, it is the Fund's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Directors will consider what action, if any, is appropriate and in the best interests of such Class B shareholders.

  Because the net asset value per share of Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or fewer Class A shares than the number of Class B shares converted.

CLASS B DISTRIBUTION PLANS
  The Fund has adopted Distribution Plans and other plans with respect to its Class B shares (all such plans collectively, the "Class B Distribution Plans") that provide, in the aggregate, for expenditures by the Fund at an annual rate of up to 1.00% of the average daily net asset value of Class B shares to pay expenses of the distribution of Class B shares. Payments under the Class B Distribution Plans are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers) (1) as commissions for Class B shares sold and (2) as shareholder service fees. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the annual limitation referred to above.

  The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker-dealer or other party will receive service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient and outstanding on the books of the Fund for specified periods. See "Distribution Plans" below.

CLASS C SHARES
  Class C shares are offered only through broker-dealers who have special distribution agreements with the Principal Underwriter. Class C shares are offered at net asset value, without an initial sales charge. With certain exceptions, the Fund imposes a CDSC of 1.00% on shares redeemed within one year after the date of purchase. No CDSC is imposed on amounts redeemed thereafter. If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. The CDSC is retained by the Principal Underwriter. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

CLASS C DISTRIBUTION PLAN
  The Fund has adopted a Distribution Plan with respect to its Class C shares, (the "Class C Distribution Plan") that provides for expenditures by the Fund at an annual rate of up to 1.00% of the average daily net asset value of Class C shares to pay expenses of the distribution of Class C shares. Payments under the Class C Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers) (1) as commissions for Class C shares sold and (2) as shareholder service fees. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the annual limitation referred to above.

  The Principal Underwriter generally reallows to broker-dealers or others a commission in the amount of 0.75% of the price paid for each Class C share sold, plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold. Beginning approximately fifteen months after purchase, the broker-dealer or other party will receive a commission at an annual rate of 0.75% (subject to NASD rules -- see "Distribution Plans") plus service fees, which are paid at the annual rate of 0.25%, respectively, of the average daily net asset value of each Class C share maintained by the recipients and outstanding on the books of the Fund for specified periods. See "Distribution Plans" below.

CONTINGENT DEFERRED SALES CHARGE
AND WAIVER OF SALES CHARGES
  Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or
(2) the net asset value at the time of purchase of such shares.

  No CDSC is imposed when you redeem amounts derived from (1) increases in the value of your account above the net cost of such shares due to increases in the net asset value per share of such shares; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than 24 months; (4) Class B shares held more than four consecutive calendar years or more than 72 months, as the case may be; or (5) Class C shares held for more than one year from the date of purchase. Upon request for redemption, shares not subject to the CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

  With respect to Class A shares purchased by a Qualifying Plan at net asset value or Class C shares purchased by a Qualifying Plan, no CDSC will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan (as a whole) redeems substantially all of its assets.

  In addition, no CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000;
(5) automatic withdrawals under a Systematic Income Plan of up to 1.5% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

  The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, officers and employees of the Fund and Keystone and certain of their affiliates, to registered representatives of firms with dealer agreements with the Principal Underwriter and to a bank or trust company acting as a trustee for a single account.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  From time to time, the Principal Underwriter may provide promotional incentives, including reallowance of up to the entire sales charge, to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of Fund shares. In addition, broker-dealers may receive additional cash payments. The Principal Underwriter may also provide written information to broker-dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such broker-dealers for their representatives as well as financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency such as the NASD. Broker-dealers to whom substantially the entire sales charge on Class A shares is reallowed may be deemed to be underwriters as that term is defined under the 1933 Act.

  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to broker-dealers that satisfy certain criteria established, from time to time, by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments, depending on the broker-dealer's satisfaction of the required conditions, may be periodic and may be up to 0.25% of the value of shares sold by such broker-dealer.

  During the period commencing November 1, 1996 through December 31, 1996 (the "Offering Period"), the Principal Underwriter, or any successor entity to the Principal Underwriter, will pay to First Union Brokerage Services, Inc. ("First Union Brokerage"), a wholly-owned subsidiary of FUNB-NC, an additional concession equal to 0.50% of the public offering price of any class of Fund shares sold by First Union Brokerage during the Offering Period.

  The Principal Underwriter may also pay a transaction fee (up to the level of payments allowed to broker-dealers for the sale of shares, as described above) to banks and other financial services firms that facilitate transactions in shares of the Fund for their clients.


  The Glass-Steagall Act currently limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Directors will consider what action, if any, is appropriate.


DISTRIBUTION PLANS
  As discussed above, the Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act.

  The NASD limits the amount that the Fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1% of the aggregate average daily net asset value of the Fund's shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any CDSCs paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.

  The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Fund's Class B Distribution Plans that exceed current annual payments permitted to be received by the Principal Underwriter from the Fund. The Principal Underwriter intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits. If the Fund's Independent Directors authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by a Distribution Plan.

  In connection with financing its distribution costs, including commission advances to broker-dealers and others, the Principal Underwriter has sold to a financial institution substantially all of its 12b-1 fee collection rights and CDSC collection rights in respect of Class B shares sold during the period commencing approximately June 1, 1995 and ending November 30, 1996. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares, unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to adverse distribution consequences.

  Each of the Distribution Plans may be terminated at any time by vote of the Independent Directors or by vote of a majority of the outstanding voting shares of the respective class. If a Distribution Plan is terminated, the Principal Underwriter will ask the Independent Directors to take whatever action they deem appropriate under the circumstances with respect to payment of advances.

  Unpaid distribution costs at fiscal year end September 30, 1996 were $259,257 for Class B shares purchased prior to June 1, 1995 (3.74% of net class assets of such Class B shares); $173,625 for Class B shares purchased on or after June 1, 1995 (2.50% of net class assets of such Class B shares); and $202,256 for Class C shares (8.75% of Class C net class assets).

  Broker-dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

HOW TO REDEEM SHARES
  You may redeem Fund shares for cash at their net redemption value by writing to the Fund, c/o KIRC, and presenting a properly endorsed share certificate (if certificates have been issued) to the Fund. Your signature(s) on the written order and certificates must be guaranteed as described below. In order to redeem by telephone or to engage in telephone transactions generally, you must complete the authorization in your account application. Proceeds for shares redeemed on telephonic order will be deposited by wire or EFT only to the bank account designated in your account application.

  You may also redeem your shares through broker-dealers. The Principal Underwriter, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from broker-dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to Buy Shares." If the Principal Underwriter has received proper documentation, it will pay the redemption proceeds, less any applicable CDSC, to the broker-dealer placing the order within seven days thereafter. The Principal Underwriter charges no fees for this service. Your broker-dealer, however, may charge a service fee.

  The redemption value equals the net asset value per share adjusted for fractions of a cent and may be more or less than your cost depending upon changes in the value of the Fund's portfolio securities between purchase and redemption. A CDSC sales charge may be imposed by the Fund at the time of redemption of certain shares as explained in "Alternative Sales Options." If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you.

REDEMPTION OF SHARES IN GENERAL
  At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such a case, the Fund will mail the redemption proceeds upon clearance of the purchase check, which may take up to 15 days or more. Any delay may be avoided by purchasing shares with a certified check, by Federal Reserve or bank wire of funds, by direct deposit or by EFT. Although the mailing of a redemption check or the wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.

  The Fund computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption, less any applicable CDSC (as described above), will be made within seven days thereafter except as discussed herein.

  For your protection, SIGNATURES ON CERTIFICATES, STOCK POWERS AND ALL WRITTEN ORDERS OR AUTHORIZATIONS MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A BANK OR OTHER PERSON ELIGIBLE TO GUARANTEE SIGNATURES UNDER THE SECURITIES EXCHANGE ACT OF 1934 AND KIRC'S POLICIES. The Fund or KIRC may waive this requirement, or may require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and KIRC reserve the right to withdraw this waiver at any time.


  If the Fund receives a redemption order, but you have not clearly indicated the amount of money or number of shares involved, the Fund cannot execute your order. In such cases, the Fund will request the missing information from you and process the order on the day such information is received.


TELEPHONE REDEMPTIONS
  Under ordinary circumstances, you may redeem up to $50,000 from your account by telephone by calling toll free 1-800-343-2898. As mentioned above, to engage in telephone transactions generally, you must complete the appropriate sections of the Fund's application.


  In order to insure that instructions received by KIRC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.


  If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker as set forth herein.

SMALL ACCOUNTS
  Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No CDSC, are applied to such redemptions.

GENERAL
  The Fund reserves the right at any time to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.


  Except as otherwise noted, neither the Fund, KIRC nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Keystone Automated Response Line ("KARL") or by telephone. KIRC will employ reasonable procedures to confirm that instructions received over KARL or by telephone are genuine. Neither the Fund, KIRC nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that KIRC reasonably believes to be genuine.

  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.


SHAREHOLDER SERVICES
  Details on all shareholder services may be obtained by writing to KIRC or by calling toll free 1-800-343-2898.


KEYSTONE AUTOMATED RESPONSE LINE
  KARL offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access KARL by dialing toll free 1-800-346-3858 on any touch tone telephone, 24 hours a day, seven days a week.

EXCHANGES
  A shareholder who has obtained the appropriate prospectus may exchange shares of the Fund for shares of certain other Keystone America Funds and Keystone Liquid Trust ("KLT") as follows:

    Class A shares may be exchanged for Class A shares of other Keystone America Funds and Class A shares of KLT;

    Class B shares, except as noted below, may be exchanged for the same type of Class B shares of other Keystone America Funds and the same type of Class B shares of KLT; and

    Class C shares may be exchanged for Class C shares of other Keystone America Funds and Class C shares of KLT.


    Class B shares purchased on or after June 1, 1995 cannot be exchanged for Class B shares of Keystone Capital Preservation & Income Fund during the 24-month period commencing with and including the month of original purchase.

  The exchange of Class B shares and Class C shares will not be subject to a CDSC. However, if the shares being tendered for exchange are

  (i) Class A shares acquired in an NAV Purchase or otherwise without a front-end sales charge,


  (ii) Class B shares that have been held for less than 72 months or four years, as the case may be, or

  (iii) Class C shares that have been held for less than one year,


and are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction.

  You may exchange shares for another Keystone fund for a $10 fee by writing or calling KIRC. The exchange fee is waived for individual investors who make an exchange using KARL. As noted above, if the shares being tendered for exchange are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction. The Fund reserves the right to terminate this exchange offer or to change its terms, including the right to change the fee for any exchange.

  Orders to exchange a certain class of shares of the Fund for the corresponding class of shares of KLT will be executed by redeeming the shares of the Fund and purchasing the corresponding class of shares of KLT at the net asset value of such shares next determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Fund prior to 4:00 p.m. eastern time on any day the funds are open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.


  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the funds in a year or three in a calendar quarter.


  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange constitutes a sale for federal income tax purposes.


  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.


AUTOMATIC INVESTMENT PLAN
  With a Keystone Automatic Investment Plan, you can automatically transfer as little as $100 per month or quarter from your bank account or KLT to the Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmtion with your next account statement.

  To establish or terminate an Automatic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call KIRC. Please include your account numbers. Termination of an Automatic Investment Plan may take up to 30 days.

RETIREMENT PLANS
  The Fund has various retirement plans available to investors, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Reduction Plans (SARSEPs); Tax Sheltered Annuity Plans (TSAs); 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans; and Money Purchase Pension Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to KIRC.

SYSTEMATIC INCOME PLAN
  Under a Systematic Income Plan, if your account has a value of at least $10,000, you may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1.5% per month or 4.5% per quarter of the total net asset value of the Fund shares in your account when the Systematic Income Plan was opened. Fixed withdrawal payments are not subject to a CDSC sales charge. Excessive withdrawals may decrease or deplete the value of your account. Moreover, because of the effect of the applicable sales charge, a Class A investor should not make continuous purchases of the Fund's shares while participating in a Systematic Income Plan.

DOLLAR COST AVERAGING
  Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Keystone America Fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

  Prior to participating in dollar cost averaging, you must have established an account in a Keystone America Fund or a money market fund managed or advised by Keystone. You should designate on the application (1) the dollar amount of each monthly or quarterly investment (minimum $100) you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

  If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent.


TWO DIMENSIONAL INVESTING
  You may elect to have income and capital gains distributions from any class of Keystone America Fund shares you may own automatically invested to purchase the same class of shares of any other Keystone America Fund. You may select this service on the application and indicate the Keystone America Fund(s) into which distributions are to be invested. The value of shares purchased will be ineligible for Rights of Accumulation and Letters of Intent.


OTHER SERVICES
  Under certain circumstances you may, within 30 days after a redemption, reinstate your account in the same class of shares that you redeemed at current net asset value.

PERFORMANCE DATA
  From time to time, the Fund may advertise "total return" and "current yield." ALL DATA IS BASED ON HISTORICAL EARNINGS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIODS OF TIME. Total return and current yield are computed separately for each class of shares of the Fund.

  Total return refers to average annual compounded rates of return over specified periods determined by comparing the initial amount invested in a particular class to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of the maximum sales charge or applicable contingent deferred sales charge and all recurring charges, if any, applicable to all shareholder accounts. The exchange fee is not included in the calculation.


  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.

  The Fund may also include comparative performance data for each class of shares in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Corporation, Ibbotson Associates or other industry publications.


FUND SHARES
  The Fund currently issues Class A, B and C shares that participate in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of each class of shares or other expenses that the Board of Trustees may designate as class expenses from time to time are borne solely by each class; (2) each class of shares has exclusive voting rights with respect to its Distribution Plan; (3) each class has different exchange privileges; and (4) each class generally has a different designation. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shares are transferable, redeemable and freely assignable as collateral. The Fund is authorized to issue additional classes of shares.

  Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of the Fund vote together except when required by law to vote separately by series or class. The Fund does not have annual meetings. The Fund will have special meetings from time to time as required under its Declaration of Trust and under the 1940 Act. As provided in the Declaration of Trust of the Fund, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting. Shareholders may be eligible for shareholder communication assistance in connection with the special meeting.

ADDITIONAL INFORMATION
  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon written notice to those shareholders, the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.


  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                      ADDITIONAL INVESTMENT INFORMATION

  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

FOREIGN SECURITIES
  The Fund may invest up to 25% of its assets in securities principally traded in securities markets outside the United States. While investment in foreign securities is intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company, particularily emerging market country companies, than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent cash from being brought back to the United States).

  Investing in securities of foreign issuers generally involves greater risk than investing in securities of domestic issuers for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign stock markets have less volume than the U.S. market, and the securities of some foreign companies are much less liquid and much more volatile than the securities of comparable U.S. companies; (4) foreign securities transactions may involve higher brokerage commissions; (5) there may be less government regulation of stock markets, brokers, listed companies and banks in foreign countries than in the U.S.; (6) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (7) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization, establishment of currency exchange controls, political or social instability or diplomatic developments;
(8) fluctuations in foreign exchange rates will affect the value of the Fund's investments, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (9) interest and dividends on foreign securities may be subject to withholding taxes in a foreign country that could result in a reduction of net investment income available for distribution.

  Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. These risks are carefully considered by Keystone prior to purchase of these securities.

AMERICAN DEPOSITARY RECEIPTS
  The Fund may purchase American Depositary Receipts ("ADRs"). ADRs are negotiable certificates issued by a United States ("U.S.") bank representing the right to receive securities of a foreign issuer deposited in that bank or a foreign correspondent bank. The Fund may invest in ADRs representing securities of issuers located in developed countries as well as the emerging markets countries. Although the ADRs in which the Fund invests are typically listed on a major U.S. exchange, there are variations as to marketability.

  Investing in ADRs carries almost all of the risks of investing in the underlying foreign securities themselves, and therefore, an investment in the Fund involves greater risk than investing in a fund with a portfolio consisting solely of securities issued by domestic companies.

ZERO COUPON BONDS
  A zero coupon (interest) "stripped" bond represents ownership in serially maturing interest or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. These bonds mature on the payment dates of the interest on principal which they represent. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

  In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individally against the issuer and are not required to act in concert with other holders of zero coupon bonds.

  For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bond (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocaable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns coupon bonds and coupon zero bonds representing separate interests in the coupon (interest) payments and the principal payments from the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

  If and when the Fund invests in zero coupon bonds, the Fund does not expect to have enough zero coupon bonds to have a material effect on dividends. The Fund has undertaken to a state securities authority to disclose that zero coupon securities pay no interest to holders prior to maturity, and the interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.

REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements; i.e., the Fund purchases a security subject to the Fund's obligation to resell and the seller's obligation to repurchase that security at an agreed upon price and date, such date usually being not more than seven days from the date of purchase. The resale price is based on the purchase price plus an agreed upon current market rate of interest that (for purposes of the transaction) is generally unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement imposes an obligation on the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. The value of the underlying security is at least equal to the amount of the agreed upon resale price and marked to market daily to cover such amount. The Fund may enter into such agreements only with respect to U.S. government and foreign government securities, which may be denominated in U.S. or foreign currencies. The Fund may enter into such repurchase agreements with foreign banks and securities dealers approved in advance by the Fund's Directors. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. It does not presently appear possible to eliminate all risks involved in repurchase agreements. These risks include the possibility of an increase in the market value of the underlying securities or inability of the repurchaser to perform its obligation to repurchase coupled with an uncovered decline in the market value of the collateral, including the underlying securities, as well as delay and costs to the Fund in connection with enforcement or bankruptcy proceedings. Therefore, it is the policy of the Fund to enter into repurchase agreements only with large, well-capitalized banks that are members of the federal Reserve System and with primary dealers in U.S. government securities (as designated by the Federal Reserve Board) whose creditworthiness has been reviewed and found satisfactory by the Fund's advisers.

                                                                     EXHIBIT A

                            REDUCED SALES CHARGES

  Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Keystone America Funds. Only Class A shares subject to an initial or a deferred sales charge are eligible for inclusion in reduced sales charge programs.

  For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or Letters of Intent, the term "Purchaser" includes the following persons: an individual; an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501 (c)(3) or (13) of the Internal Revenue Code; a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code; or other organized groups of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

CONCURRENT PURCHASES
  For purposes of qualifying for a reduced sales charge, a Purchaser may combine concurrent direct purchases of Class A shares of two or more of the "Eligible Funds," as defined below. For example, if a Purchaser concurrently invested $75,000 in one of the other "Eligible Funds" and $75,000 in the Fund, the sales charge would be that applicable to a $150,000 purchase, i.e., 3.75% of the offering price, as indicated in the Sales Charge Schedule in the Prospectus.

RIGHT OF ACCUMULATION
  In calculating the sales charge applicable to current purchases of the Fund's Class A shares, a Purchaser is entitled to accumulate current purchases with the current value of previously purchased Class A shares of the Fund and Class A shares of certain other eligible funds that are still held in (or exchanged for shares of and are still held in) the same or another eligible fund ("Eligible Fund(s)"). The Eligible Funds are the Keystone America Funds and Keystone Liquid Trust.

  For example, if a Purchaser held shares valued at $99,999 and purchased an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75% of the offering price as indicated in the Sales Charge schedule. KIRC must be notified at the time of purchase that the Purchaser is entitled to a reduced sales charge, which reduction will be granted subject to confirmation of the Purchaser's holdings. The Right of Accumulation may be modified or discontinued at any time.

LETTER OF INTENT
  A Purchaser may qualify for a reduced sales charge on a purchase of Class A shares of the Fund alone or in combination with purchases of Class A shares of any of the other Eligible Funds by completing the Letter of Intent section of the application. By so doing, the Purchaser agrees to invest within a thirteen-month period a specified amount which, if invested at one time, would qualify for a reduced sales charge. Each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified on the application, as described in this prospectus. The Letter of Intent does not obligate the Purchaser to purchase, nor the Fund to sell, the amount indicated.

  After the Letter of Intent is received by KIRC, each investment made will be entitled to the sales charge applicable to the level of investment indicated on the application. The Letter of Intent may be back-dated up to ninety days so that any investments made in any of the Eligible Funds during the preceding ninety-day period, valued at the Purchaser's cost, can be applied toward fulfillment of the Letter of Intent. However, there will be no refund of sales charges already paid during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount specified in the Letter of Intent. Income and capital gains distributions taken in additional shares will not apply toward completion of the Letter of Intent.

  If total purchases made pursuant to the Letter of Intent are less than the amount specified, the Purchaser will be required to remit an amount equal to the difference between the sales charge paid and the sales charge applicable to purchases actually made. Out of the initial purchase (or subsequent purchases, if necessary) 5% of the dollar amount specified on the application will be held in escrow by KIRC in the form of shares registered in the Purchaser's name. The escrowed shares will not be available for redemption, transfer or encumbrance by the Purchaser until the Letter of Intent is completed or the higher sales charge paid. All income and capital gains distributions on escrowed shares will be paid to the Purchaser or his order.

  When the minimum investment specified in the Letter of Intent is completed (either prior to or by the end of the thirteen-month period), the Purchaser will be notified and the escrowed shares will be released. If the intended investment is not completed, the Purchaser will be asked to remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually attained. If the Purchaser does not within 20 days after written request by the Principal Underwriter or his dealer pay such difference in sales charge, KIRC will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by KIRC. Any redemptions made by the Purchaser during the thirteen-month period will be subtracted from the amount of the purchases for purposes of determining whether the Letter of Intent has been completed. In the event of a total redemption of the account prior to completion of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Purchaser.

  By signing the application, the Purchaser irrevocably constitutes and appoints KIRC his attorney to surrender for redemption any or all escrowed shares with full power of substitution.

  The Purchaser or his dealer must inform the Principal Underwriter or KIRC that a Letter of Intent is in effect each time a purchase is made.

--------------------------------------
            KEYSTONE AMERICA
              FUND FAMILY

                   *

            Balanced Fund II
 Capital Preservation and Income Fund
       Government Securities Fund
      Intermediate Term Bond Fund
         Strategic Income Fund
            World Bond Fund
          Tax Free Income Fund
    California Insured Tax Free Fund
         Florida Tax Free Fund
      Massachusetts Tax Free Fund
         Missouri Tax Free Fund
     New York Insured Tax Free Fund
       Pennsylvania Tax Free Fund
         Fund for Total Return
       Global Opportunities Fund
  Hartwell Emerging Growth Fund, Inc.
               Omega Fund
          Fund of the Americas
 Global Resources and Development Fund
      Small Company Growth Fund II

--------------------------------------

[Logo]  KEYSTONE
        INVESTMENTS

        Keystone Investment Distributors Company
        200 Berkeley Street
        Boston, Massachusetts 02116-5034

HEGF-P 12/96                       [Recycle symbol]
 .5M


--------------------------------------
                KEYSTONE
                AMERICA



           [graphic omitted]



           HARTWELL EMERGING
              GROWTH FUND

--------------------------------------

                 [Logo]

             PROSPECTUS AND
              APPLICATION

              KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC.


                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

              KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 10, 1996


         This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone America Hartwell Emerging Growth Fund, Inc. (the "Fund") dated December 10, 1996. A copy of the prospectus may be obtained from the Fund's principal underwriter, Keystone Investment Distributors Company (the "Principal Underwriter"), or your broker-dealer. The Principal Underwriter is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


-------------------------------------------------------------------------------


                                TABLE OF CONTENTS

-------------------------------------------------------------------------------


                                                               Page

 The Fund                                                       2
 Investment Methods                                             2
 Investment Restrictions                                        3
 Distributions and Taxes                                        4
 Valuation of Securities                                        5
 Brokerage                                                      5
 Sales Charges                                                  7
 Distribution Plans                                             9
 Investment Management                                         12
 Directors and Officers                                        15
 Principal Underwriter                                         18
 Capital Stock                                                 19
 Standardized Total Return
   and Yield Quotations                                        20
 Additional Information                                        20
 Financial Statements                                          23
 Appendix                                                      A-1


17534
                                        1

-------------------------------------------------------------------------------


                                    THE FUND

-------------------------------------------------------------------------------


         The Fund is a non-diversified open-end investment company, commonly known as a mutual fund. The Fund's investment objective is capital appreciation. The Fund was incorporated in New York on April 8, 1968 and began operations on September 10, 1968. The Fund is one of over 30 funds advised by Keystone Investment Management Company. Keystone has retained the services of J.M. Hartwell Limited Partnership ("Hartwell") to provide the Fund with subadvisory services, subject to the supervision of the Fund's Board of Directors and Keystone.

         Certain information about the Fund is contained in its prospectus. This statement of additional information provides additional information about the Fund that may be of interest to some investors.


-------------------------------------------------------------------------------


                               INVESTMENT METHODS

-------------------------------------------------------------------------------



         The Fund considers a number of factors when selecting investments, including the growth prospects for a company's products, the economic outlook for its industry, its new product development, its operating management capabilities, utilization and reinvestment of earnings, the relationship between the price of the security and estimated fundamental values, and an analysis of the market, economic and political environments. Before a company is selected for the Fund's portfolio, it is subjected to a 20-point test developed by Hartwell. The test includes such objective criteria as position in the marketplace (normally only companies ranking first or a close second will be considered), average gross profit margin (will normally average at least 45% over three years), ratio of long-term debt to total capital (will generally be under 25%), as well as more subjective criteria, including breadth of product line, proprietary product position, distribution strength, and pricing flexibility.

         In determining the companies in which to actually invest, the Fund considers a number of additional criteria including the following:

              Growth: The annual growth rate over the next two to three years is estimated by the Fund's advisers to be at least 1 1/2 times that of the market as a whole.

              Valuation:    Total market capitalization should not be
                            more than twice the projected revenues and the anticipated growth rate should be at least twice the price earnings ratio.

         Generally, the Fund will sell a stock if its current price-earnings multiple exceeds its growth rate by more than one-half. The Fund considers selling a stock if it experiences a price erosion of 15%. The Fund will sell a stock whenever the reasons for which it was purchased are no longer valid or if its fundamentals begin to deteriorate. The Fund will not invest for management or control.

         No assurance can be given that the Fund's objective will be realized. The Fund's shares may increase or decrease in value depending upon many factors that might produce fluctuations in the value of securities held by the Fund. Factors generally affecting security values include changes in earnings,

17534
                                        2
dividends, growth outlook, operating gains or losses, general market conditions, or economic and political conditions.

         The Fund will normally invest in common stocks of the emerging growth category and other securities convertible into or exchangeable for such common stocks having, in the opinion of its advisers, a potential for appreciation. Emerging growth stocks are stocks of newer, smaller companies primarily traded in the over-the-counter market. The emphasis of the Fund on investment in emerging growth stocks inherently involves greater risk than is associated with investment in stocks of larger, more established companies traded on national exchanges.

OTHER METHODS

         Although the Fund is permitted to employ the other investment methods enumerated below, it does not currently engage in such practices and does not intend to do so.

         The Fund's policies permit it to borrow from banks and to engage in margin transactions for the purpose of making leveraged investments, subject to regulatory restrictions, and provided that the Fund maintains an asset coverage, including the amount of borrowings, of at least 300% of such borrowings. The Fund may also engage in short sale transactions in securities listed on one or more national securities exchanges and in unlisted securities registered under
Section 12(g) of the Securities Exchange Act of 1934 or securities that are subject to other restrictions against sale or transfer ("restricted securities"), but does not currently do so. The Fund is also permitted to make short sales, "sales against the box," to purchase and sell warrants and puts and calls written by others (option contracts), to engage in margin transactions with brokers, to invest up to 15% of its net assets in illiquid securities and to make short-term investments for trading purposes, but does not currently do so.

NATURE OF INVESTMENT OBJECTIVE

         Except as otherwise specified in the prospectus or statement of additional information, the investment objective, policies and methods of the Fund are not fundamental and may be changed without the vote of a majority of the Fund's outstanding shares when, in the judgment of the Fund's Board of Directors, such changes are advisable. If the Fund's investment objective is changed and a shareholder determines that the Fund is no longer an appropriate investment, the shareholder may redeem his shares but may be subject to a contingent deferred sales charge upon redemption. Fundamental policies may not be changed without the vote of a majority of the Fund's outstanding voting shares (as defined in the Investment Company Act of 1940 (the "1940 Act"), which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares).


-------------------------------------------------------------------------------


                             INVESTMENT RESTRICTIONS

-------------------------------------------------------------------------------


         The Fund has adopted the fundamental investment restrictions set forth below, which may not be changed without the vote of a 1940 Act majority of the Fund's outstanding shares. Unless otherwise stated, all references to the Fund's assets are in terms of current market value.

         The Fund may not do the following:


17534
                                        3

         (1) act as underwriter of securities issued by other persons, except insofar as the Fund may technically be deemed to be an underwriter by virtue of the disposition of a particular block of securities;

         (2) make loans, except that the purchase of bonds, debentures or other debt securities issued by publicly held companies and the purchase of convertible debt securities or debt securities with warrants, rights or options attached or other such securities shall not be deemed to be the making of loans;

         (3) invest  in  real  estate  (including   interests  in  real  estate
investment trusts whose securities are not readily marketable), commodities or commodity contracts;

         (4) borrow money, except that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes not in excess of 331/3% of its total assets;

         (5) concentrate its investments by investing 25% or more of the total value of its assets in the securities of issuers in any particular industry or group of industries; and

         (6) invest more than 10% of the value of the Fund's net assets in securities of companies with an operating history of less than three years.


--------------------------------------------------------------------------------


                             DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------


         The Fund will make distributions from net investment income and net capital gains, if any, annually in shares or, at the option of the shareholder, in cash. Distributions are taxable whether received in cash or additional shares. (Distributions of ordinary income may be eligible in whole or in part for the corporate 70% dividends received deduction.) Shareholders who have not opted, prior to the ex-dividend date for any distribution, to receive cash will have the number of distributed shares determined on the basis of the Fund's net asset value per share computed at the end of the day on the record date after adjustment for the distribution. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks, as appropriate, will be mailed to shareholders within seven days after the Fund pays the distribution. Unless the Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and future gains and income distributions in shares. Instructions continue in effect until changed in writing.

         Distributed long-term capital gains are taxable as such to the shareholder, regardless of how long the shareholder has held the Fund shares. However, if such shares are held less than six months and redeemed at a loss, the shareholder will recognize a long-term capital loss on such shares to the extent of the long-term capital gain distribution received in connection with such shares. If the net asset value of the Fund's shares is reduced below a shareholder's cost by a capital gains distribution, such distribution, to the extent of the reduction, would be a return of investment though taxable as stated above. Since distributions of capital gains depend upon profits actually realized from the sale of securities by the Fund, they may or may not occur. The foregoing comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Such dividends and distributions may also be subject to state and local taxes.


17534
                                        4

         When the Fund makes a distribution, it intends to distribute only its net capital gains and such income as has been predetermined, to the best of the Fund's ability, to be taxable as ordinary income. Shareholders of the Fund will be advised annually of the federal income tax status of distributions.


-------------------------------------------------------------------------------


                             VALUATION OF SECURITIES

-------------------------------------------------------------------------------


         Current values for the Fund's portfolio securities are determined as follows:

         (1) securities traded on a national securities exchange or reported on the National Association of Securities Dealers Automated Quotation System (NASDAQ) National Market are valued at the last sales price, if a sale has occurred and if such price reflects fair value in the opinion of the Fund;

         (2) securities traded on a national securities exchange or reported on the NASDAQ National Market for which no sale has occurred are valued at the mean of the closing bid and asked prices or at fair value, as determined in good faith by, or under the direction of, the Fund's Board of Directors;

         (3) short-term instruments with initial or remaining maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which approximates market value;

         (4) short-term instruments with greater than sixty days to maturity are valued at current market value, or if quotations are not readily available, at fair value;

         (5) other securities, including unlisted securities, for which prices are available are values at the last reported bid price; and

         (6) securities for which prices are unavailable, are valued at fair value, as determined in good faith by, or under the direction of, the Fund's Board of Directors.


-------------------------------------------------------------------------------


                                    BROKERAGE

-------------------------------------------------------------------------------


         It is the policy of Keystone, in effecting transactions in the Fund's portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other costs paid; the efficiency with which the transaction is effected; the broker's ability to effect the transaction at all where a large block is involved; the availability of the broker to stand ready to execute potentially difficult transactions in the future; and the financial strength and stability of the broker. Management weighs such considerations in determining the overall reasonableness of brokerage commissions paid.

         Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information

17534
                                        5
provided by brokers to the Fund or its advisers is considered to be in addition to, and not in lieu, of services required to be performed by Keystone under the Advisory Agreement or Hartwell under the Subadvisory Agreement. The cost, value and specific application of such information are indeterminable and cannot be practically allocated among the Fund and other clients of the advisers who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Advisory Agreement and the Subadvisory Agreement, the advisers are permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the advisers do follow such a practice, they will do so on a basis that is fair and equitable to the Fund.

         The Fund expects that purchases and sales of securities usually will be effected through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Fund may participate, if and when practicable, in group bidding for the purchase directly from an issuer of certain securities for the Fund's portfolio in order to take advantage of the lower purchase price available to members of such a group. Neither the advisers nor the Fund intend to place securities transactions with any particular broker-dealer or group thereof. The Fund's Board of Directors, however, has determined that the Fund consider sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution, including best price, described above.

         The Fund's Board of Directors periodically reviews the Fund's brokerage policy. In the event of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Directors may change, modify, or eliminate any of the foregoing practices.

         Investment decisions for the Fund are made independently by the advisers from those of the other funds and investment accounts managed by the advisers. It may frequently develop that the same investment decision is made for more than one fund. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more funds or accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula which is equitable to each fund or account. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that, in other cases, its ability to participate in volume transactions will produce better executions.

         Portfolio securities are not purchased from or sold to the advisers, the Principal Underwriter or any of their affiliated persons, as defined in the 1940 Act and rules and regulations issued thereunder.

         For the fiscal years ended September 30, 1994, 1995, and 1996 the Fund paid $257,916, $75,720, and $34,048, respectively, in brokerage commissions.







17534
                                        6

-------------------------------------------------------------------------------


                                  SALES CHARGES

-------------------------------------------------------------------------------


GENERAL

         The Fund offers Class A, B, and C shares. Class A shares are offered with a maximum sales charge of 5.75% payable at the time of purchase ("Front-End Load Option"). Class B shares purchased on or after June 1, 1995 are subject to a contingent deferred sales charge ("CDSC") payable upon redemption during the 72-month period following the month of purchase. Class B shares purchased prior to June 1, 1995 are subject to a CDSC payable upon redemption within three calendar years after the first year of purchase ("Back-End Load Option"). Class B shares purchased on or after June 1, 1995 that have been outstanding eight years from and including the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 that have been outstanding during seven calendar years will similarly convert to Class A shares. Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to Keystone Investor Resource Center, Inc. ("KIRC"), the Fund's transfer and dividend disbursing agent. Class C shares are sold subject to a CDSC payable upon redemption within one year after purchase ("Level Load Option"). Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Principal Underwriter. The prospectus contains a general description of how investors may buy shares of the Fund and a description of applicable sales charges.

CONTINGENT DEFERRED SALES CHARGES

         In order to reimburse the Fund for certain expenses relating to the sale of its shares (See "Distribution Plan"), a CDSC is imposed at the time of redemption of certain Fund shares, as described below. If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you and retained by the Principal Underwriter. See "Calculation of Deferred Sales Charge" below.

CLASS A SHARES

         With certain exceptions, purchases of Class A shares (1) in an amount equal to or exceeding $1,000,000, and/or (2) by a corporate qualified retirement plan or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan"), in either case, without a front-end sales charge, will be subject to a CDSC during the 24-month period following the date of purchase.

CLASS B SHARES

         With respect to Class B shares purchased on or after June 1, 1995, the Fund, with certain exceptions, will impose a CDSC on Class B shares redeemed during succeeding twelve-month periods as follows: 5% during the first twelve-month period; 4% during the second twelve-month period; 3% during the third twelve-month period; 3% during the fourth twelve-month period; 2% during the fifth twelve-month period; and 1% during the sixth twelve-month period. No CDSC is imposed on amounts redeemed thereafter.

         With respect to Class B shares purchased prior to June 1, 1995, the Fund, with certain exceptions, will impose a CDSC of 3% on shares redeemed during the calendar year of purchase and the first calendar year after the year of purchase; 2% on shares redeemed during the second calendar year

17534
                                        7
after the year of purchase; and 1% on shares redeemed during the third calendar year after the year of purchase. No CDSC is imposed on amounts redeemed thereafter.

         Amounts received by the Principal Underwriter under the Class B Distribution Plans are reduced by CDSCs retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charges" and "Waiver of Sales Charges" below.

CLASS C SHARES

         With certain exceptions, the Fund will impose a CDSC of 1.00% on shares redeemed within one year after the date of purchase. No CDSC is imposed on amounts redeemed thereafter.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE

         Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net cost of such shares.

         No CDSC is imposed when you redeem amounts derived from (1) increases in the value of your account above the net cost of such shares; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than 24 months;
(4) Class B shares held during more than four consecutive calendar years or more than 72 months after the month of purchase, as the case may be; or (5) Class C shares held for more than one year from the date of purchase.

         Upon request for redemption, shares not subject to the CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed. There is no CDSC when the shares of a class are exchanged for the shares of the same class of another Keystone America Fund. Moreover, for purposes of computing any future CDSCs, when shares of one such class of a fund have been exchanged for shares of another such class of a fund, the date of purchase of the shares being acquired by exchange is deemed to be the date the shares tendered for exchange were originally purchased.

WAIVER OF SALES CHARGES

         Shares of the Fund may also be sold, to the extent permitted by applicable law, regulations, interpretations or exemptions, at net asset value without the imposition of an initial sales charge or a CDSC to (1) certain Directors, Trustees, officers, full-time employees and sales representatives of the Fund, Keystone, Keystone Investments, Inc. ("Keystone Investments"), or the Principal Underwriter, and certain of their affiliates who have been such for not less than ninety days; (2) a pension and profit-sharing plan established by such companies and their affiliates for the benefit of their Directors, Trustees, officers, full-time employees and sales representatives; or (3) a registered representative of a firm with a dealer agreement with the Principal Underwriter; provided, however, that all such sales are made upon the written assurance that the purchase is made for investment purposes and that the securities will not be resold except through redemption by the Fund.

         No initial sales charge or CDSC is charged on purchases or redemptions of shares of the Fund by a bank or trust company in a single account in the name of such bank or trust company as trustee, if the initial investment in shares of the Fund or any other Fund in the Keystone Investments Family of Funds pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.


17534
                                        8

         With respect to Class A shares purchased by a Qualifying Plan at net asset value or Class C shares purchased by a Qualifying Plan, no CDSC will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets.

         In addition, no CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of an account having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under a Systematic Income Plan of up to 1.5% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.


-------------------------------------------------------------------------------


                               DISTRIBUTION PLANS

-------------------------------------------------------------------------------


         Rule 12b-1 under the 1940 Act permits investment companies such as the Fund, to use their assets to bear expenses of distributing their shares if they comply with various conditions, including the adoption of a distribution plan containing certain provisions set forth in Rule 12b-1 (a "Distribution Plan").

         The Fund's Class A, B, and C Distribution Plans have been approved by the Fund's Board of Directors, including a majority of the Independent Directors (Directors who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Distribution Plans or any agreement related thereto).

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that the Fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD currently limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any CDSC paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.

CLASS A DISTRIBUTION PLAN

         The Class A Distribution Plan provides that the Fund may expend daily amounts at an annual rate, which is currently limited to up to 0.25% of the Fund's average daily net asset value attributable to Class A shares, to finance any activity that is primarily intended to result in the sale of its shares, including without limitation, expenditures consisting of payments to the Principal Underwriter to enable the Principal Underwriter to pay or to have paid to others (such as, broker-dealers) who sell Class A shares a service or other fee, at such intervals as the Principal Underwriter may determine, in respect of Class A shares maintained by any such recipients and outstanding on the books of the Fund for specified periods.


17534
                                        9

         Amounts paid by the Fund under the Class A Distribution Plan are currently used to pay others, such as broker-dealers, service fees at an annual rate of up to 0.25% of the average net asset value of Class A shares maintained by such others and outstanding on the books of the Fund for specific periods.

CLASS B DISTRIBUTION PLANS

         Each Class B Distribution Plan provides that the Fund may expend daily amounts at an annual rate of up to 1% of the Fund's average daily net asset value attributable to Class B shares to finance any activity that is primarily intended to result in the sale of Class B shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter (1) to enable the Principal Underwriter to pay to others (such as, broker-dealers) commissions in respect of Class B shares sold since inception of the Distribution Plans; and
(2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class B shares maintained by any such recipients and outstanding on the books of the Fund for specified periods.

         The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4% of the price paid for each Class B share sold, plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker-dealer or other party receives service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient and outstanding on the books of the Fund for specified periods.

         The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with a Class B Distribution Plan that exceed current annual payments permitted to be received by the Principal Underwriter from the Fund ("Advances"). The Principal Underwriter intends to seek full reimbursement of Advances from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits. If the Fund's Independent Directors authorize the reimbursement of Advances, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by a Class B Distribution Plan.

         In connection with financing its distribution costs, including commission advances to broker-dealers and others, the Principal Underwriter has sold to a financial institution substantially all of its 12b-1 fee collection rights and CDSC collection rights in respect of Class B shares sold during the two-year period commencing approximately June 1, 1995. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to adverse distribution consequences.

CLASS C DISTRIBUTION PLAN

         The Class C Distribution Plan provides that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class C shares to finance any activity that is primarily intended to result in the sale of Class C shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter (1) to enable the Principal Underwriter to pay to others (such as, broker-dealers) commissions in respect of Class C shares sold since inception of the Distribution Plan; and
(2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class C shares maintained by any such recipients and outstanding on the books of the Fund for specified periods.

17534
                                       10

         The Principal Underwriter generally reallows to broker-dealers or others a commission in the amount of 0.75% of the price paid for each Class C share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold. Beginning approximately fifteen months after purchase, brokers or others receive a commission at an annual rate of 0.75% (subject to NASD rules) plus service fees at the annual rate of 0.25% of the average daily net asset value of each Class C share maintained by the recipients and outstanding on the books of the Fund for specified periods.

DISTRIBUTION PLANS - GENERAL

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limits specified above. The amounts and purposes of expenditures under a Distribution Plan must be reported to the Independent Directors quarterly. The Independent Directors may require or approve changes in the implementation or operation of a Distribution Plan, and may also require that total expenditures by the Fund under a Distribution Plan be kept within limits lower than the maximum amount permitted by a Distribution Plan as stated above.

         Any change in a Distribution Plan that would materially increase the distribution expenses of the Fund provided for in a Distribution Plan requires shareholder approval. Otherwise, a Distribution Plan may be amended by the Directors, including the Independent Directors.

         Listed below are the amounts paid by each class of shares under its respective Distribution Plan to the Principal Underwriter for the fiscal year ended August 31, 1996. For more information, see "Distribution Plans."


               Class B Shares Sold    Class B Shares Sold on
Class A Shares Prior to June 1, 1995  or after June 1, 1995  Class C Shares
-------------- ---------------------  ---------------------- --------------
$185,509       $47,939                $21,303                $23,074


         While a Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Directors to the discretion of the Independent Directors.

         Each of the Distribution Plans may be terminated at any time by vote of a majority of (i) the Independent Directors or (ii) the outstanding voting shares of the respective class of Fund shares. If a Class B Distribution Plan is terminated, the Principal Underwriter will ask the Independent Directors to take whatever action they deem appropriate under the circumstances with respect to payment of Advances.

         The Independent Directors have determined that the sales of the Fund's shares resulting from payments under the Distribution Plans have benefited the Fund.










17534
                                       11

-------------------------------------------------------------------------------


                              INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------


INVESTMENT ADVISER

         Subject to the general supervision of the Fund's Board of Directors, Keystone is responsible for the overall management of the Fund's business and affairs. Keystone, organized in 1932, is a wholly-owned subsidiary of Keystone Investments. Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Keystone Investments is a private corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey, Ralph J. Spuehler, Jr., and Rosemary
D. Van Antwerp. Keystone Investments provides accounting, bookkeeping, legal, personnel, and general corporate services to Keystone, its affiliates, and the Keystone Investments Family of Funds.

         Except as otherwise noted below, pursuant to an Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone manages and administers the operation of the Fund and manages the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objective and restrictions. The Advisory Agreement stipulates that Keystone shall (i) provide office space and all necessary office facilities, equipment and personnel in connection with its services; (ii) pay or reimburse the Fund for the compensation of Fund officers and Directors who are affiliated with
Keystone; (iii) pay all of its expenses incurred in connection with the provisions of its services. The Fund shall bear all other costs, charges and expenses, including, but not limited to, (i) custodian charges and expenses;
(ii) bookkeeping and auditors' charges and expenses; (iii) transfer agent charges and expenses; (iv) fees of Independent Directors; (v) brokerage commissions, brokers' fees and expenses and issue and transfer taxes; (vi) costs and expenses under the Distribution Plans; (vii) taxes and trust fees payable to governmental agencies; (viii) the cost of share certificates; (ix) fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission (the "Commission") or under state or other securities laws; (x) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; (xi) expenses of shareholders' and Directors' meetings; (xii) charges and expenses of legal counsel for the Fund and for the Directors of the Fund on matters relating to the Fund; (xiii) charges and expenses of filing annual and other reports with the Commission and other authorities; and (xiv) all extraordinary charges and expenses of the Fund.

         For the services provided by Keystone, the Fund pays a basic monthly management fee of 1/12 of 1% of that portion of the Fund's average daily net asset value during the latest 12 months, up to and including $100,000,000 (an annual rate of 1%), 1/12 of 0.90% of that portion over $100,000,000 up to and including $200,000,000 (an annual rate of 0.90%), 1/12 of 0.80% of that portion over $200,000,000 up to and including $300,000,000 (an annual rate of 0.80%), 1/12 of 0.70% of that portion over $300,000,000 up to and including $400,000,000 (an annual rate of 0.70%) and 1/12 of 0.65% of that portion over $400,000,000 (an annual rate of 0.65%). The basic management fee is accrued daily and paid monthly.

         The basic management fee payable by the Fund to Keystone is subject to an incentive adjustment, calculated monthly, depending upon the performance of the Fund relative to the Standard & Poor's 500 Index (the "Index"), on the basis of 1/12 of the results during the latest 12 months (a moving average method). The incentive adjustment, if any, is added to or subtracted from the monthly basic management fee, and is payable after the close of each month on the basis of the latest 12 months'

17534
                                       12
results. The incentive adjustment is accrued as incurred for the purpose of calculating the redemption price and offering price per share. The incentive adjustment for the Fund is calculated each month as follows:

         (1) The sum of the net asset value of a share of the Fund at the end of the last 12-month period, plus the value per share during such period of all cash distributions made and capital gain taxes paid or payable on undistributed realized long-term capital gains (treated as reinvested in shares of the Fund on the record date of such distribution or the date on which provision for such taxes is made, as the case may be) is compared to the net asset value per share of the Fund at the beginning of the period and the difference is expressed as a percentage (the "Fund's percentage change").

         (2) The Fund's percentage change is compared to the percentage change in the Index, which change is determined by adding to the level of the Index at the end of the period, in accordance with Commission guidelines, the value of cash distributions on securities that comprise the Index, treated as reinvested in the Index based on a monthly value supplied by Standard & Poor's and comparing such adjusted level with the level of the Index at the beginning of the period.

         (3) If the Fund's percentage change during such period shows a relative performance more than 5 percentage points better or worse than that of the
Index, the excess over 5 percentage points is the "excess performance differential," and the incentive adjustment is an amount equal to 5% of this "excess performance differential" multiplied by the net asset value of the Fund averaged daily over the 12-month period and divided by 12. The incentive adjustment for any month, however, may not exceed 1/12 of 1/2 of 1% of the average net asset value for any 12-month period (equivalent on an annual basis to an adjustment of 1/2 of 1%). A percentage change in a share of the Fund which is no greater than 5 percentage points better or worse than the percentage change in the Index results in no incentive adjustment.

         During the fiscal year ended September 30, 1994, the Fund paid or accrued to Hartwell Keystone Advisers, Inc. ("Hartwell Keystone"), which served as the Fund's investment adviser prior to January 30, 1995, $1,452,834, which represented 0.97% of the Fund's average daily net assets.

         During the period from October 1, 1994 through January 30, 1995, the Fund paid or accrued to Hartwell Keystone $223,747, and during the period from January 31, 1995 through September 30, 1995, the Fund paid or accrued to Keystone $419,530, which in the aggregate represented 0.84% of the Fund's average daily net assets.

         During the fiscal year ended September 30, 1996, the Fund paid or accrued to Keystone $1,066,413, which represented 0.99% of the Fund's average daily net assets.

         The Advisory Agreement continues in effect from year to year only if approved at least annually (i) by the Fund's Board of Directors or by a vote of a majority of the Fund's outstanding shares, and (ii) by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Directors or by a vote of a majority of the Fund's outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         The Advisory Agreement permits Keystone to enter into an agreement with J.M. Hartwell Limited Partnership ("Hartwell"), or another investment adviser, pursuant to which Hartwell or such other investment adviser will furnish an investment program for the Fund and will furnish to the Fund

17534
                                       13
and Keystone from time to time, as needed, investment research, advice, information and recommendations concerning securities to be acquired, held or sold by the Fund.

SUBADVISER

         Pursuant to the terms of the Advisory Agreement, Keystone has entered into a Subinvestment Advisory Agreement (the "Subadvisory Agreement") with Hartwell under which Keystone has delegated certain of its investment advisory functions, except for certain administrative and management services, to Hartwell. Under the Subadvisory Agreement, Hartwell furnishes to the Fund and Keystone from time to time, as needed, investment research, advice, information and recommendations concerning securities to be acquired, held or sold by the Fund.

         Hartwell, located at 515 Madison Avenue, New York, New York 10022, was organized in 1994 and is a majority-owned subsidiary of JMH Management Corporation.

         For its services for each calendar month, Hartwell receives promptly from Keystone after calculation of the monthly fee due Keystone under the Advisory Agreement, 40% of Keystone's basic monthly management fee, as described above, on all assets and 60% of Keystone's incentive adjustment as described above on all assets, provided that Hartwell's total fee will always equal at least 25% of the combined total fee paid by the Fund. The Fund has no responsibility to pay Hartwell's fee.

         The Subadvisory Agreement automatically renews for successive one-year periods unless either party to the agreement has given the other party at least sixty days' written notice of its intention to terminate the agreement at the end of the contract period then in effect; provided, however, that the continuation of the Subadvisory Agreement for more than two years shall be subject to the receipt of annual approvals of the Fund's Board of Directors or shareholders in accordance with the 1940 Act and the rules thereunder. The Subadvisory Agreement may be terminated at any time, without penalty, by the Fund's Board of Directors or a majority of the Fund's outstanding shares, on 60 days' written notice to Hartwell. The Subadvisory Agreement will automatically terminate upon its "assignment," as defined in the 1940 Act.

         For the fiscal years ended September 30, 1994 and for the period from October 31, 1994 through January 30, 1995, Hartwell Management Company, Inc., Hartwell's predecessor which served as the Fund's subadviser prior to January 30, 1995, received $500,516 and $89,914 from Hartwell Keystone for its services under its Subadvisory Agreement.

         For the period from January 31, 1995 through September 30, 1995, Hartwell, the Fund's subadviser since January 31, 1995, received $296,954 from Keystone for its services under the Subadvisory Agreement.

         For the fiscal year ended September 30, 1996, Hartwell received $411,286 from Keystone for its services under the Subadvisory Agreement.

         Keystone Investments has recently entered into an Agreement and Plan of Acquisition and Merger with First Union Corporation ("First Union"), pursuant to which Keystone Investments will be merged with and into a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB-NC")(the "Merger"). The surviving corporation will assume the name "Keystone Investments, Inc." Subject to a number of conditions being met, it is currently anticipated that the Merger will take place on or around December 11, 1996. Thereafter, Keystone Investments, Inc. would be a subsidiary of FUNB-NC.


17534
                                       14

         If consummated, the proposed Merger will be deemed to cause an assignment, within the meaning of the 1940 Act, of both the Advisory Agreement and the Subadvisory Agreement. Consequently, the completion of the Merger is contingent upon, among other things, the approval of the Fund's shareholders of
(i) a new investment advisory and management agreement between the Fund and Keystone and (ii) a new subinvestment advisory agreement between Keystone and Hartwell (together, the "New Advisory Agreements"). The Fund's Directors have approved the terms of the New Advisory Agreements, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to obtain their approval of, among other things, the New Advisory Agreements. The meeting is expected to be held in December 1996. The proposed New Advisory Agreements have terms, including fees payable thereunder, that are substantively identical to those in the current agreements.


-------------------------------------------------------------------------------


                             DIRECTORS AND OFFICERS

-------------------------------------------------------------------------------


         Directors and officers of the Fund, their principal occupations and some of their affiliations over the last five years are as follows:

*ALBERT H. ELFNER, III: President, Chief  Executive Officer and Director of the
         Fund; Chairman of the Board, President and Chief Executive Officer of Keystone Investments, Keystone, Keystone Management and Keystone Software, Inc. ("Keystone Software"); President, Chief Executive Officer and Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman of the Board and Director of Keystone Institutional Company, Inc. ("Keystone Institutional")and Keystone Fixed Income Advisors ("KFIA"); Director and President of Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company; Director of the Principal Underwriter, Keystone Investor Resource Center, Inc. ("KIRC"), and Fiduciary Investment Company, Inc. ("FICO"); Director of Boston Children's Services Association; Trustee of Anatolia College, Middlesex School, and Middlebury College; Member, Board of Governors, New England Medical Center; former Director and President of Hartwell Keystone Advisers, Inc. ("Hartwell Keystone"); former Director and Vice President, Robert Van Partners, Inc.; and former Trustee of Neworld Bank.

FREDERICK AMLING: Director of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Professor, Finance Department, George Washington University; President, Amling & Company (investment advice); and former Member, Board of Advisers, Cre dito Emilano (banking).

CHARLES A. AUSTIN III: Director of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Investment Counselor to Appleton Partners, Inc.; and former Managing Director, Seaward Management Corporation (investment advice).

*GEORGE S. BISSELL: Chairman of the Board and Director of the Fund; Chairman of the Board and Trustee or Director of all other funds in the Keystone Investments Family of Funds; Director of Keystone Investments; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Director and Chairman of the Board of Hartwell Keystone; and former Chairman of the Board and Chief Executive Officer of Keystone Investments.


17534
                                       15

EDWIN D. CAMPBELL: Director of the Fund; Trustee or Director of all other funds in the  Keystone  Investments  Family  of Funds;  Principal,  Padanaram
         Associates,   Inc.;  and  former  Executive  Di  rector,  Coalition  of
         Essential Schools, Brown University.

CHARLES F. CHAPIN: Director of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; and former Director, Peoples Bank (Charlotte, NC).

K. DUN GIFFORD: Director of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Trustee, Treasurer, and Chairman of the Finance Committee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chairman and President, Oldways Preservation and Exchange Trust (education); Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company; former Managing Partner, Roscommon Capital Corp.; former Chief Executive Officer, Gifford Gifts of Fine Foods; former Chairman, Gifford, Drescher & Associates (environmental consult ing); and former Director, Keystone Investments and Keystone.

LEROY KEITH, JR.: Director of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman of the Board and Chief Executive Officer, Carson Products Company; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

F. RAY KEYSER, JR.: Director of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman and Of Counsel, Keyser, Crowley, Meub, Layden, Kulig & Sullivan P.C.; Member, Governor's (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Lahey Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Grand Trunk Corporation, Grand Trunk Western Railroad, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc., and the Investment Company Institute; former Director and President, Associated Industries of Vermont; former Director of Keystone, Central Vermont Railway, Inc., S.K.I. Ltd., and Arrow Financial Corp.; and former Director and Chairman of the Board, Hitchcock Clinic, Proctor Bank, and Green Mountain Bank.

DAVID  M. RICHARDSON:  Director of  the  Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Vice Chair and former Executive Vice President, DHR Interna tional, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J & M Cumming Paper Co.

RICHARD J. SHIMA: Director of the Fund; Trustee or  Director of all other funds in the Keystone Investments Family of Funds; Chairman, Environmental Warranty, Inc. (insurance agency); Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Hartford Hospital, Old State House Association, Middlesex Mutual Assurance Company, and Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Greater Hartford YMCA; former Director, Vice Chairman and Chief Investment Officer, The Travelers Corporation; former Trustee, Kingswood-Oxford School; and former Managing Director and Consultant, Russell Miller, Inc.

ANDREW J. SIMONS: Director of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; Adjunct Professor of Law and former Associate Dean, St. John's University

17534
                                       16

         School of Law; Adjunct Professor of Law, Touro College School of Law; and former President, Nassau County Bar Association.

EDWARD F. GODFREY: Senior Vice President of the Fund; Senior Vice President of all other funds in the Keystone Investments Family of Funds; Director, Senior Vice President, Chief Financial Officer, and Treasurer of Keystone Investments, the Principal Underwriter, Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; Treasurer of Keystone Institutional and FICO; Treasurer and Director of Keystone Management and Keystone Software; Vice President and Treasurer of KFIA; Director of KIRC; former Treasurer and Director of Hartwell Keystone; and former Treasurer of Robert Van Partners, Inc.

JAMES R. McCALL: Senior Vice President of the Fund; Senior Vice President of all other funds in the Keystone Investments Family of Funds; and President of Keystone.

J. KEVIN KENELY: Treasurer of the Fund; Treasurer of all other funds in the Keystone Investments Family of Funds; Vice President and former Controller of Keystone Investments, Keystone, the Principal Underwriter, FICO, and Keystone Software; and former Controller of Keystone Asset Corporation and Keystone Capital Corporation.

ROSEMARY D. VAN ANTWERP: Senior Vice President and Secretary of the Fund; Senior
         Vice President and Secretary of all other funds in the Keystone Investments Family of Funds; Senior Vice President, General Counsel, and Secretary of Keystone; Senior Vice President, General Counsel, Secretary, and Director of the Principal Underwriter, Keystone Management, and Keystone Software; Senior Vice President and General Counsel of Keystone Institutional; Senior Vice President, General Counsel, and Director of FICO and KIRC; Vice President and Secretary of KFIA; Senior Vice President, General Counsel, and Secretary of Keystone Investments, Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; and former Senior Vice President and Secretary of Hartwell Keystone and Robert Van Partners, Inc.

DONALD C. DATES: Vice President of the Fund; Vice President of certain other funds in the Keystone Investments Family of Funds; and Senior Vice President of Keystone.

* This Director may be considered an "interested person" of the Fund within the meaning of the 1940 Act.

          Mr. Elfner and Mr. Bissell are "interested persons" of the Fund by virtue of their positions as officers and/or Directors of Keystone Investments and several of its affiliates including Keystone, the Principal Underwriter and KIRC. Mr. Elfner and Mr. Bissell own shares of Keystone Investments. Mr. Elfner is Chairman of the Board, President, Chief Executive Officer and Director of Keystone Investments. Mr. Bissell is a Director of Keystone Investments.

         During the fiscal year ended September 30, 1996, no Director nor any officer received any direct remuneration from the Fund. For the calendar year ended December 31, 1995, aggregate compensation received by the Independent Directors on a complex wide basis (which includes over 30 mutual funds) was approximately $450,716. As of November 21, 1996, the Fund's Directors and officers beneficially owned less than 1% of the Fund's then outstanding Class A shares, Class B and Class C shares.

         The address of all of the Fund's Directors and officers and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


17534
                                       17

--------------------------------------------------------------------------------


                              PRINCIPAL UNDERWRITER

--------------------------------------------------------------------------------


         The Fund has entered into Principal Underwriting Agreements with the Principal Underwriter (the "Underwriting Agreements"). The Principal Underwriter is a Delaware corporation and a wholly-owned subsidiary of Keystone.

         The Principal Underwriter, as agent, currently has the right to obtain subscriptions for and to sell shares of the Fund to the public. In so doing, the Principal Underwriter may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers or others, acting as principals, for sales of shares. No such representative or broker-dealer has any authority to act as agent for the Fund. The Principal Underwriter has not undertaken to buy or to find purchasers for any specific number of shares. The Principal Underwriter may receive payments from the Fund pursuant to the Distribution Plans.

         All subscriptions and sales of shares by the Principal Underwriter are at the offering price of the shares, such price being in accordance with the provisions of the Fund's Restated Certificate of Incorporation, By-Laws, the current prospectus and statement of additional information. All orders are subject to acceptance by the Fund, and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreements, the Fund is not liable to anyone for failure to accept any order.

         The Fund has agreed under the Underwriting Agreements to pay all expenses in connection with the registration of its shares with the Commission and auditing and filing fees in connection with the registration of its shares under the various state "blue-sky" laws.

         From time to time, if in the Principal Underwriter's judgment it could benefit the sales of Fund shares, the Principal Underwriter may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software and Fund data files.

         The Principal Underwriter has agreed that it will in all respects duly conform with all state and federal laws applicable to the sale of the shares. The Principal Underwriter has also agreed that it will indemnify and hold harmless the Fund, and each person who has been, is or may be a Director or officer of the Fund, against expenses reasonably incurred by any of them in connection with any claim, action, suit or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Principal Underwriter or any other person for whose acts the Principal Underwriter is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Fund.

         The Underwriting Agreements will remain in effect as long as their terms and continuance are approved by a majority of (i) the Fund's Independent Directors cast in person at a meeting called for that purpose and (ii) by vote of a majority of Directors or by vote of a majority of the outstanding shares.

         The Underwriting Agreements may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Directors or by a vote of a majority of outstanding shares. The Underwriting Agreements will terminate automatically upon their "assignment," as that term is defined in the 1940 Act.


17534
                                       18

         For each of the Fund's last three fiscal years, the table below lists the aggregate dollar amounts of underwriting commissions (front-end sales charges, plus distribution fees, plus CDSCs) paid with respect to the public distribution of the Fund's shares. The table also indicates the aggregate dollar amount of underwriting commissions retained by the Principal Underwriter. For more information, see "Principal Underwriter" and "Sales Charges."


                                                 Aggregate Dollar Amount of
                                                 Underwriting Commissions
Fiscal Year Ended   Aggregate Dollar Amount of   Retained by the Principal
August 31,          Underwriting Commissions     Underwriter
-----------------   --------------------------   --------------------------
1996                $232,935                     $34,642
1995                $332,596                     $8,902
1994                $505,370                     $0


         In addition to an assignment of the Fund's Advisory Agreements, the Merger, if consummated, will also be deemed to cause an assignment, as defined by the 1940 Act, of the Underwriting Agreements. As a result, the Fund's Directors have approved the following agreements, subject to the Merger's completion: (i) a principal underwriting agreement between Evergreen Funds Distributor, Inc. ("EFD") and the Fund; (ii) a marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and Furman Selz LLC ("Furman Selz") with respect to the Fund. EFD is a wholly-owned subsidiary of Furman Selz. It is currently anticipated that on or about January 2, 1997, Furman Selz will transfer EFD, and Furman Selz's related services, to BISYS Group, Inc. ("BISYS") (the "Transfer"). The Fund's Directors have also approved, subject to completion of the Transfer, (i) a new principal underwriting agreement between EFD and the Fund; (ii) a new marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and BISYS with respect to the Fund. The terms of such agreements will be substantively identical to the terms of the agreements to be executed upon completion of the Merger.


--------------------------------------------------------------------------------


                                  CAPITAL STOCK

--------------------------------------------------------------------------------


         The Fund is authorized to issue 90,000,000 shares of common stock, par value $1.00 per share, consisting of the following classes of shares:

         Class A                            30,000,000
         Class B                            30,000,000
         Class C                            30,000,000

         Each share represents an equal proportionate interest in the Fund with each other share of that class. Upon liquidation, shares are entitled to a pro rata share in the net assets of the Fund based on the relative net asset value of each class of shares. Each share of the Fund is entitled to one vote. Classes of shares of the Fund have equal voting rights except that each class of shares has exclusive voting rights with respect to its Distribution Plan.


17534
                                       19

         Fund shares are fully paid and non-assessable when issued and have no preemptive, conversion or exchange rights. Shareholders are entitled to redeem their shares as set forth under "How to Redeem Shares" in the prospectus. The shares are transferable without restriction. The Fund does not issue certificates for fractional shares.

         Fund shares have non-cumulative voting rights, which means that the holders of more than 50% of shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. In such an event, the holders of the remaining shares so voting are not able to elect any Directors.


--------------------------------------------------------------------------------


                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS

--------------------------------------------------------------------------------


         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added and the maximum sales charge and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The cumulative total returns of Class A shares of the Fund for the five and ten year periods ended September 30, 1996 were 58.65% and 334.96%, respectively. The compounded average annual rates of return for Class A shares of the Fund for the one, five and ten year periods ended September 30, 1996 were 3.64%, 9.67% and 15.84%, respectively.

         The cumulative total return for Class B shares of the Fund for the period August 2, 1993 (commencement of operations) through September 30, 1996 ("Life of the Fund") was 25.81%. The compounded average annual rates of return for Class B shares of the Fund for the one year period ended September 30, 1996 and the Life of the Fund were 5.01% and 7.53%, respectively.

         The cumulative total return for Class C shares of the Fund for the period August 2, 1993 (commencement of operations) through September 30, 1996 was 29.50%. The compounded average annual rates of return for Class C shares of the Fund for the one year period ended September 30, 1996 and the Life of the Fund were 9.17% and 8.51%, respectively.


--------------------------------------------------------------------------------


                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian ("Custodian") of all securities and cash of the Fund. The Custodian performs no investment management functions for the Fund but, in addition to its custodial services, is responsible for accounting and related recordkeeping on behalf of the Fund.

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, Certified Public Accountants, are the independent auditors for the Fund.


17534
                                       20

         KIRC, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, is a wholly-owned subsidiary of Keystone and acts as transfer agent and dividend disbursing agent for the Fund.

         As of November 21, 1996,  MLPF&S for the Sole Benefit of its Customers,
Attn: Fund Administration, 4800 Deer Lake Drive E 3rd Floor, Jacksonville, FL 32246-6484, owned 20.102% of the Fund's Class A outstanding shares.

         As of November 21, 1996,  MLPF&S for the Sole Benefit of its Customers,
Attn: Fund Administration, 4800 Deer Lake Drive E 3rd Floor, Jacksonville, FL 32246-6484, owned 11.909% of the Fund's Class B outstanding shares.

         As of November 21, 1996,  MLPF&S for the Sole Benefit of its Customers,
Attn: Fund Administration, 4800 Deer Lake Drive E 3rd Floor, Jacksonville, FL 32246-6484, owned 27.118% of the Fund's Class C outstanding shares; Lavedna Ellingson, Douglas Ellinston JT WROS, 8510 McClintock, Tempe, AZ 85284-2527, owned 10.234% of the Fund's Class C outstanding shares; and Painewebber FBO, John T. Frankfurth, 13093 S.E. Green Turtle Way, Tequesta, FL 33469-1574, owned 6.181% of the Fund's Class C outstanding shares.

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself, however, under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs upon the securities' sale.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, statement of additional information or in supplemental sales literature issued by the Fund or the Principal Underwriter, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and statement of additional information omit certain information contained in the registration statement filed with the Commission which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the Rules and Regulations promulgated by the Commission.

         The Fund is one of 16 different investment companies in the Keystone America Fund Family, which offers a range of choices to serve shareholder needs. The Keystone America Fund Family consists of the following Funds having the various investment objectives described below:



KEYSTONE BALANCED FUND II - Seeks current income and capital appreciation consistent with the preservation of capital.

KEYSTONE CAPITAL PRESERVATION AND INCOME FUND - Seeks high current income, consistent with low volatility of principal, by investing in adjustable rate securities issued by the U.S. government, its agencies or instrumentalities.

17534
                                       21

KEYSTONE FUND FOR TOTAL RETURN - Seeks total return from a combination of capital growth and income from dividend paying common stocks, preferred stocks, convertible bonds, other fixed-income securities and foreign securities (up to 50%).

KEYSTONE FUND OF THE AMERICAS - Seeks long-term growth of capital through investments in equity and debt securities in North America (the United States and Canada) and Latin America (Mexico and countries in South and Central America).

KEYSTONE GLOBAL OPPORTUNITIES FUND - Seeks long-term capital growth from foreign and domestic securities.

KEYSTONE GLOBAL RESOURCES AND DEVELOPMENT FUND (formerly, Keystone Strategic Development Fund) - Seeks long-term capital growth by investing primarily in equity securities.

KEYSTONE GOVERNMENT SECURITIES FUND - Seeks income and capital preservation from U.S. government securities.

KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC. - Seeks capital appreciation by investment primarily in small and medium-sized companies in a relatively early stage of development that are principally traded in the over-the-counter market.


KEYSTONE INTERMEDIATE TERM BOND FUND - Seeks income, capital preservation and price appreciation potential from investment grade corporate bonds.

KEYSTONE OMEGA FUND - Seeks maximum capital growth from common stocks and securities convertible into common stocks.

KEYSTONE SMALL CAPITALIZATION GROWTH FUND II - Seeks long term growth of capital.

KEYSTONE STATE TAX FREE FUND - A mutual fund consisting of four separate series of shares investing in different portfolio securities which seeks the highest possible current income, exempt from federal income taxes and applicable state taxes.

KEYSTONE STATE TAX FREE FUND - SERIES II - A mutual fund consisting of two separate series of shares investing in different portfolio securities which seeks the highest possible current income, exempt from federal income taxes and applicable state taxes.

KEYSTONE STRATEGIC INCOME FUND - Seeks high yield and capital appreciation potential from corporate bonds, discount bonds, convertible bonds, preferred stock and foreign bonds.

KEYSTONE TAX FREE INCOME FUND - Seeks income exempt from federal income taxes and capital preservation from the four highest grades of municipal bonds.

KEYSTONE WORLD BOND FUND - Seeks total return from interest income, capital gains and losses and currency exchange gains and losses from investment in debt securities denominated in U.S. and foreign currencies.







17534
                                       22

--------------------------------------------------------------------------------


                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


         The following financial statements of the Fund are incorporated by reference herein from the Fund's Annual Report, as filed with the Commission:

         Schedule of Investments as of September 30, 1996;

         Financial Highlights for each of the years in the ten-year period ended September 30, 1996 for Class A shares; and each of the years in the three-year period then ended and the period from August 2, 1993 to September 30, 1993 for Class B and Class C shares;

         Statement of Assets and Liabilities as of September 30, 1996;

         Statement of Operations for the year ended September 30, 1996;

         Statements of Changes in Net Assets for each of the years in the two-year period ended September 30, 1996;

         Notes to Financial Statements; and

         Independent Auditors' Report dated November 1, 1996.

         A copy of the Fund's Annual report will be furnished upon request and without charge. Requests may be made in writing to KIRC, P.O. Box 2121, Boston, Massachusetts 02121-5034, or by calling KIRC toll free at 1-800-343-2898.







17534
                                       23

--------------------------------------------------------------------------------


                                    APPENDIX

--------------------------------------------------------------------------------


                       COMMON AND PREFERRED STOCK RATINGS

A.       S&P'S EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS

          Because the investment process involves assessment of various factors, such as product and industry position, corporate resources and financial policy, with results that make some common stocks more highly esteemed than others, S&P believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. S&P rankings, however, do not reflect all of the factors, tangible or intangible, that bear on stock quality.

          Growth and stability of earnings and dividends are deemed key elements in establishing S&P earnings and dividend rankings for common stocks, which capsulize the nature of this record in a single symbol.

          S&P has established a computerized scoring system based on per share earnings and dividend records of the most recent ten years, a period deemed long enough to measure a company's performance under varying economic conditions. S&P measures growth, stability within the trend line and cyclicality. The ranking system also makes allowances for company size, since large companies have certain inherent advantages over small ones. From these scores for earnings and dividends are determined.

          The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample which is reviewed and sometimes modified with the following ladder of rankings:

 A+      Highest           B+       Average           C       Lowest
 A       High              B        Below Average     D       In Reorganization
 A-      Above Average     B-       Lower

          S&P believes its rankings are not a forecast of future market price performance, but are basically an appraisal of past performance of earnings and dividends, and relative current standing.

B.       MOODY'S COMMON STOCK RANKINGS

          Moody's presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented includes: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten-year comparative statistical analysis.

          This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently and what its future performance prospects appear to be.

         These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

         (1)      High Grade
         (2)      Investment Grade
         (3)      Medium Grade
         (4)      Speculative Grade

C.       MOODY'S PREFERRED STOCK RATINGS

         Preferred stock ratings and their definitions are as follows:

          1. aaa: An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

          2. aa: An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well-maintained in the foreseeable future.

          3. a: An issue that is rated "a" is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

          4. baa: An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

          5. ba: An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

          6. b: An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

          7. caa: An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

          8. ca: An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

          9. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

              KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC.

                                     PART C

                                OTHER INFORMATION


Item 24.     Financial Statements and Exhibits


Item 24(a).  Financial Statements

The following  financial  statements are hereby  incorporated  by reference from
Registrant's   Annual  Report,   as  filed  with  the  Securities  and  Exchange
Commission.


Schedule of Investments                           September 30, 1996

Financial Highlights

     Class A Shares                               For each of the years in
                                                  the ten-year period ended
                                                  September 30, 1996.

     Class B Shares                               For each of the years in
                                                  the three-year period ended
                                                  September 30, 1996, and the
                                                  period August 2, 1993 (date
                                                  of initial public offering)
                                                  to September 30, 1993.

     Class C Shares                               For each of the years in
                                                  the three-year period ended
                                                  September 30, 1996, and the
                                                  period August 2, 1993 (date
                                                  of initial public offering)
                                                  to September 30, 1993.

Statement of Assets and Liabilities               September 30, 1996

Statement of Operations                           Year ended
                                                  September 30, 1996

Statements of Changes in Net Assets               Two years ended
                                                  September 30, 1996

Notes to Financial Statements

Independent Auditors' Report                      November 1, 1996

(24)(b)   Exhibits


(1)(A) Registrant's form of Certificate of Incorporation (the "Certificate of Incorporation") (1).

   (B)   Certificates of Amendment to Certificate of Incorporation (2).

(2)(A)   By-Laws (3).

   (B)   Amendment to the By-Laws (4).

   (C)   Amendment to the By-Laws (2).

(3)      Not applicable.

(4)(A)   Share certificate evidencing Registrant's Common Stock  (1).

   (B)   Certificate of Incorporation, as amended (1, 2).

   (C)   By-Laws (3).

(5)(A) Investment Advisory and Management Agreement between the Registrant and Keystone Investment Management Company (the "Advisory Agreement")
         (5).

   (B)   SubInvestment Advisory Agreement between Keystone Investment Management
         Company  and  J.M.  Hartwell  Limited   Partnership  (the  "Subadvisory
         Agreement) (5).

(6)(A)   Principal  Underwriting  Agreements between the Registrant and Keystone
         Investment   Distributors   Company,  as  amended   (the  "Underwriting
         Agreements") (6).

   (B) Form of Dealer Agreements used by Keystone Investment Distributors Company (6).

(7)      Not applicable.

(8) Registrant's Custodian, Fund Accounting and Recordkeeping Agreement with State Street Bank and Trust Company (6).

(9)      Not applicable.

(10)     Opinion and a consent of counsel  (2).

(11)     Independent Auditors' Consent (2).

(12)     Not applicable.

(13)     Not applicable.

(14) Copies of model plans used in the establishment of retirement plans in connection with which Registrant offers its securities (7).

(15)     Registrant's Class A, B and C Distribution Plans  (6).

(16)     Schedules for computation of total return (2).

(17)     Financial Data Schedules (2).

(18)     Form of Registrant's Multiple Class Plan (8).

(19)     Powers of Attorney  (2).

--------------------------------------------

(1)      Filed  with  Post-Effective   Amendment  No.  27  to  the  Registration
         Statement No. 2-28719/811-1633 (the "Registration Statement") and incorporated by reference herein.

(2)      Filed herewith.

(3)      Filed  with  Post-Effective   Amendment  No.  28  to  the  Registration
         Statement and incorporated by reference herein.

(4)      Filed  with  Post-Effective   Amendment  No.  34  to  the  Registration
         Statement and incorporated by reference herein.

(5)      Filed  with  Post-Effective   Amendment  No.  41  to  the  Registration
         Statement and incorporated by reference herein.

(6)      Filed  with  Post-Effective   Amendment  No.  45  to  the  Registration
         Statement and incorporated by reference herein.

(7)      Filed  with  the  Post-Effective   Amendment  No.  66  to  Registration
         Statement No. 2-10527/811-96 and incorporated by reference herein.

(8) Filed with Post Effective Amendment No. 43 to the Registration Statement and incorporated by reference herein.

Item 25. Persons Controlled by or under Common Control with Registrant

         Not applicable.


Item 26. Number of Holders of Securities

                                        Number of Record
         Title of Class           Holders as of November 21, 1996
         --------------           ------------------------------

         Shares of $1.00
         par value:
               Class A                     6,199
               Class B                       735
               Class C                       201


Item 27.          Indemnification

     Provisions for the indemnification of Registrant's Directors and officers are contained in Article XI of the By-Laws, a copy of which was filed with Post-Effective Amendment No. 28 to the Registration Statement and is incorporated by reference herein.

     Provisions for the indemnification of Keystone Investment Distributors Company, Registrant's principal underwriter, are contained in Section 9 of the Underwriting Agreements, copies of which were filed with Post-Effective Amendment No. 45 to the Registration Statement and are incorporated by reference herein.

     Provisions for the indemnification of Keystone Investment Management Company and J.M. Hartwell Limited Partnership, Registrant's investment adviser and subadviser, respectively, are contained in Section 5 of the Advisory Agreement and Section 4 of the Subadvisory Agreement, forms of which were filed with Post- Effective Amendment No. 41 to the Registration Statement and are incorporated by reference herein.


Item 28.  Businesses and Other Connections of Investment Advisers

     The following tables list the names of the various officers and directors of Keystone Investment Management Company and J.M. Hartwell Limited Partnership, Registrant's investment adviser and subadviser, respectively, and their respective positions. For each named individual, the tables list, for at least the past two fiscal years, (i) any other organizations with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

                       LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Chairman of the Board,
Elfner, III                          the Board,                 Chief Executive Officer,
                                     Chief Executive            President and Director:
                                     Officer,and              Keystone Investments, Inc.
                                     Director                   Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Keystone Asset Corporation
                                                                Keystone Capital Corporation
                                                              Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.
                                                              President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investment Distributors Company
                                                                Keystone Investor Resource Center, Inc.
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Former Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.

Philip M. Byrne                     Director                  President and Director:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President:
                                                                Keystone Investments, Inc.

Herbert L.                         Senior Vice                None
Bishop, Jr.                         President

Donald C. Dates                    Senior Vice                None
                                    President

Gilman Gunn                        Senior Vice                None
                                    President

Edward F.                          Director,                  Director, Senior Vice President
Godfrey                             Senior Vice President,    President, Chief Financial Officer and Treasurer:
                                    Treasurer and               Keystone Investments, Inc.
                                    Chief Financial Officer     Keystone Investment Distributors Company
                                                              Treasurer and Director:
                                                                Keystone Management, Inc.
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Former Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.

James R. McCall                    Director and               None
                                    President

Ralph J.                           Director                   President and Director:
Spuehler, Jr.                                                   Keystone Investment Distributors Company
                                                              Senior Vice President and Director:
                                                                Keystone Investments, Inc.
                                                              Chairman and Director:
                                                                Keystone Investor Resource Center, Inc.
                                                                Keystone Management, Inc.
                                                              Formerly President:
                                                                Keystone Management, Inc.
                                                              Formerly Treasurer:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone America Hartwell Growth Fund, Inc.

Rosemary D.                        Senior Vice                General Counsel, Senior Vice President and Secretary:
Van Antwerp                         President,                  Keystone Investments, Inc.
                                    General Counsel           Senior Vice President and General Counsel:
                                    and Secretary               Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Keystone Investor Resource Center, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investment Distributors Company
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Former Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.

J. Kevin Kenely                    Vice President             Vice President:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Distributors Company
                                                               Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Former Controller:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.

John D. Rogol                      Vice President             Vice President and
                                                              Controller:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.

Robert K.                          Vice President             None
Baumback

Betsy A. Blacher                   Senior Vice                None
                                    President

Francis X. Claro                   Vice President             None

Kristine R.                        Vice President             None
Cloyes

Christopher P.                     Senior Vice                None
Conkey                              President

J. Gary Craven                     Senior Vice                None
                                    President

Richard Cryan                      Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane                           President

Walter T.                          Senior Vice                None
McCormick                           President

George F. Wilkins                  Senior Vice                None
                                    President

John F. Addeo                      Vice President             None

Andrew G. Baldassare               Vice President             None

David S. Benhaim                   Vice President             None

Donald M. Bisson                   Vice President             None

George E. Dlugos                   Vice President             None

Antonio T. Docal                   Vice President             None

Dana E. Erikson                    Vice President             None

Sami J. Karam                      Vice President             None

George J. Kimball                  Vice President             None

JoAnn L. Lyndon                    Vice President             None

John C.                            Vice President             None
Madden, Jr.

Eleanor H. Marsh                   Vice President             None

James D. Medredeff                 Vice President             None

Stanley  M. Niksa                  Vice President             None

Jonathan A. Noonan                 Vice President             None

Robert E. O'Brien                  Vice President             None

Margery C. Parker                  Vice President             None

William H.                         Vice President             None
Parsons

Joyce W. Petkovich                 Vice President             None

Daniel A. Rabasco                  Vice President             None

Harlen R. Sanderling               Vice President             None

Kathy K. Wang                      Vice President             None

Judith A. Warners                  Vice President             None

Mary J. Willis                     Vice President             None

Peter Willis                       Vice President             None

Richard A. Wisentaner              Vice President             None

Cheryle E. Wanble                  Vice President             None

Walter Zagrobski                   Vice President             None

Joseph J.                          Asst. Vice President       None
Decristofaro

                        LIST OF OFFICERS AND DIRECTORS OF
                          JMH MANAGEMENT CORPORATION -
                      GENERAL PARTNERS OF J.M. HARTWELL LP


                           Position with
                           J.M. Hartwell
                           Limited
Name                       Partnership               Other Business Affiliations
----                       -------------             ---------------------------

John M. Hartwell           Founder                   None

William C. Miller, IV      Director and              Vice President:
                           Chief Executive             Hartwell Emerging Growth
                           Officer                       Fund, Inc.
                                                     Director:
                                                       Hartwell Distributors,
                                                         Inc.
                                                     Former Vice President:
                                                       Hartwell Growth Fund

Harrison Augur             Director                  General Partner:
                                                       CA Partners
                                                     Director:
                                                       ILC Technology

William S. Nutt            Director                  President and Chief
                                                     Executive Officer:
                                                       Affiliated Managers Group

Item 29.  Principal Underwriter


    (a) Keystone Investment Distributors Company, (formerly named Keystone Distributors, Inc.) which acts as Registrant's principal underwriter, also acts as principal underwriter for the following entities:

          Keystone Quality Bond Fund (B-1)
          Keystone Diversified Bond Fund (B-2)
          Keystone High Income Bond Fund (B-4)
          Keystone Balanced Fund (K-1)
          Keystone Strategic Growth Fund (K-2)
          Keystone Growth and Income Fund (S-1)
          Keystone Mid-Cap Growth Fund (S-3)
          Keystone Small Company Growth Fund (S-4)
          Keystone Balanced Fund II
          Keystone Capital Preservation and Income Fund
          Keystone Emerging Markets Fund
          Keystone Fund for Total Return
          Keystone Fund of the Americas
          Keystone Global Opportunities Fund
          Keystone Global Resources and Development Fund
          Keystone Government Securities Fund
          Keystone Intermediate Term Bond Fund
          Keystone International Fund Inc.
          Keystone Liquid Trust
          Keystone Omega Fund
          Keystone Precious Metals Holdings, Inc.
          Keystone Small Company Growth Fund II
          Keystone State Tax Free Fund
          Keystone State Tax Free Fund - Series II
          Keystone Strategic Income Fund
          Keystone Tax Free Income Fund
          Keystone Tax Free Fund
          Keystone World Bond Fund


    (b) The following table lists additional information regarding each director and officer of Registrant's acting principal underwriter:


                                  Positions with
                                  Keystone Investment        Positions with
Name                              Distributors Company       Registrant
----                              --------------------       --------------

Ralph J. Spuehler*                 Director, President          None

Edward F. Godfrey*                 Director, Senior Vice        Senior Vice
                                   President, Treasurer         President
                                   and Chief Financial
                                   Officer

Rosemary D. Van Antwerp*           Director, Senior Vice        Senior Vice
                                   President, General           President
                                   Counsel and Secretary        and Secretary

Albert H. Elfner, III*             Director                     President

Charles W. Carr*                   Senior Vice President        None

Peter M. Delehanty*                Senior Vice President        None

J. Kevin Kenely*                   Vice President               None

John D. Rogol*                     Vice President and           None
                                    Controller

C. Kenneth Molander                Divisional Vice              None
8 King Edward Drive                President
Londenderry, NH 03053

William L. Carey, Jr.              Regional Manager and         None
4 Treble Lane                      Vice President
Malvern, PA  19355

John W. Crites                     Regional Manager and         None
2769 Oakland Circle W.             Vice President
Aurora, CO 80014

Richard J. Fish                   Regional Manager and          None
309 West 90th Street              Vice President
New York, NY  10024

Michael E. Gathings               Regional Vice                 None
245 Wicklawn Way                  President
Roswell, GA  30076

Paul D. Graffy                    Regional Manager and          None
15509 Janas Drive                 Vice President
Lockport, IL  60441

Robert G. Holz, Jr.               Regional Manager and          None
313 Meadowcrest Drive             President
Richardson, Texas 75080

Todd L. Kobrin                    Regional Manager and          None
20 Iron Gate                      Vice President
Metuchen, NJ 08840

Ralph H. Johnson                  Regional Manager and          None
345 Masters Court, #2             Vice President
Walnut Creek, CA 94598

Paul J. McIntyre                  Regional Manager and          None
118 Main Center #203              Vice President
Northville, MI 48167

Robert P. Muligan*                Regional Manager and          None
                                  Vice President

Alan V. Niemi                     Regional Manager and          None
3511 Grant Street                 Vice President
Lee's Summit, MO  64064

Matthew D. Twomey                 Regional Vice                 None
9627 Sparrow Court                President
Ellicott City, MD 21042

Raymond P. Ajemian*               Manager and                   None
                                  Vice President

Jonathan I. Cohen*                Vice President                None

Michael S. Festa*                 Vice President                None

Russell A. Haskell*               Vice President                None

Jeffrey M. Landes                 Vice President                None

Joan M. Balchunas*                Assistant Vice                None
                                  President

Julie A. Robinson                 Vice President                None

John M. McAllister*               Vice President                None

Thomas J. Gainey*                 Assistant Vice                None
                                  President

Lyman Jackson*                    Assistant Vice                None
                                  President

Eric S. Jeppson*                  Assistant Vice                None
                                  President

Mark Minnucci*                    Assistant Vice                None
                                  President

Ashley M. Norwood*                Assistant Vice                None
                                  President


* Located at 200 Berkeley Street, Boston, Massachusetts 02116-5034


Item 29(c). - Not applicable

Item 30. Location of Accounts and Records

         Keystone Investments, Inc.
         200 Berkeley Street
         Boston, Massachusetts 02116-5034

         J.M. Hartwell Limited Partnership
         515 Madison Avenue
         New York, New York  10022

         Iron Mountain
         3431 Sharp Slot Road
         Swansea, MA  02277

         State Street Bank and Trust Company
         1776 Heritage Drive
         Quincy, Massachusetts 02171


Item 31. Management Services

         Not Applicable.


Item 32. Undertakings

         Upon request and without charge, Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders to each person to whom a copy of Registrant's prospectus is delivered.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and The Commonwealth of Massachusetts, on the ____ day of ____________, 1996.



                                       KEYSTONE AMERICA HARTWELL EMERGING
                                       GROWTH FUND, INC.


                                       By: /s/ Rosemary D. Van Antwerp
                                           ------------------------------
                                               Rosemary D. Van Antwerp
                                               Senior Vice President and
                                               Secretary



Pursuant to the requirements of the Securities Act of 1933, this amendment to Registrant's registration statement has been signed below by the following persons in the capacities indicated on the ____ day of ____________, 1996.



SIGNATURES                             TITLE
----------                             -----

/s/ George S. Bissell                  Chairman of the Board and Director
-------------------------------
    George S. Bissell*

/s/ Albert H. Elfner, III              President, Chief Executive Officer
-------------------------------        and Director
    Albert H. Elfner, III*

/s/ J. Kevin Kenely                    Treasurer (Principal Financial
-------------------------------        and Accounting Officer)
    J. Kevin Kenely*


                                       *By: /s/ James M. Wall
                                            ------------------------------
                                            James M. Wall**
                                            Attorney-in-Fact

SIGNATURES                             TITLE
----------                             -----

/s/ Frederick Amling                   Director
-------------------------------
    Frederick Amling*

/s/ Charles A. Austin, III             Director
-------------------------------
    Charles A. Austin, III*

/s/ Edwin D. Campbell                  Director
-------------------------------
    Edwin D. Campbell*

/s/ Charles F. Chapin                  Director
-------------------------------
    Charles F. Chapin*

/s/ K. Dun Gifford                     Director
-------------------------------
    K. Dun Gifford*

/s/ Leroy Keith, Jr.                   Director
-------------------------------
    Leroy Keith, Jr.*

/s/ F. Ray Keyser, Jr.                 Director
-------------------------------
    F. Ray Keyser, Jr.*

/s/ David M. Richardson                Director
-------------------------------
    David M. Richardson*

/s/ Richard J. Shima                   Director
-------------------------------
    Richard J. Shima*

/s/ Andrew J. Simons                   Director
-------------------------------
    Andrew J. Simons*



                                       *By: /s/ James M. Wall
                                            ------------------------------
                                            James M. Wall**
                                            Attorney-in-Fact


** James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                INDEX TO EXHIBITS

                                                       Page Number
                                                       in Sequential
Exhibit Number     Exhibit                             Numbering System
--------------     -------                             ----------------

     1  (A)        Certificate of Incorporation (1)
        (B)        Certificates of Amendment to
                     Certificate of Incorporation (2)

     2  (A)        By-Laws (3)
        (B)        Amendment to By-Laws (4)
        (C)        Amendment to By-Laws (2)

     4  (A)        Share Certificate (1)
        (B)        Certificate of Incorporation, as amended (1, 2)
        (C)        By-Laws (3)

     5  (A)        Advisory Agreement (5)
        (B)        Subadvisory Agreement (5)

     6  (A)        Underwriting Agreement (6)
        (B)        Dealer Agreements (6)

     8             Custodian, Fund Accounting
                     and Recordkeeping Agreement (6)

     10            Opinion and Consent of Counsel (2)

     11            Independent Auditors' Consent (2)

     14            Model Retirement Plans (7)

     15            Distribution Plans (6)

     16            Performance Data Schedules (2)

     17            Financial Data Schedules (filed as Exhibit 27) (2)

     18            Multiple Class Plan (8)

     19            Powers of Attorney (2)

--------------


(1) Incorporated by reference herein to Registrant's Post-Effective Amendment No. 27 to the Registration Statement.

(2)  Filed herewith.

(3) Incorporated by reference herein to Registrant's Post-Effective Amendment No. 28 to the Registration Statement.

(4) Incorporated by reference herein to Registrant's Post-Effective Amendment No. 34 to the Registration Statement.

(5) Incorporated by reference herein to Registrant's Post-Effective Amendment No. 41 to the Registration Statement.

(6) Incorporated by reference herein to Registrant's Post-Effective Amendment No. 45 to the Registration Statement.

(7) Incorporated by reference herein to Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96.

(8) Incorporated by reference herein to Registrant's Post-Effective Amendment No. 43 to the Registration Statement.